UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2013

Date of reporting period:	June 30, 2013

Item 1 - Report to Shareholders

MORGAN STANLEY
SELECT DIMENSIONS INVESTMENT SERIES

Semi-Annual Report

JUNE 30, 2013

The Portfolios are intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Select Dimensions Investment Series

Table of Contents

Letter to the Shareholders	1
Fund Performance	13
Expense Examples	15
Investment Advisory Agreement Approval	19
Portfolio of Investments:
Money Market	23
Flexible Income	28
Global Infrastructure	42
Growth	45
Focus Growth	48
Multi Cap Growth	50
Mid Cap Growth	52
Financial Statements:
Statements of Assets and Liabilities	56
Statements of Operations	58
Statements of Changes in Net Assets	60
Notes to Financial Statements	66
Financial Highlights	96
Results of Special Shareholder Meeting	104

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2013 (unaudited)

Dear Shareholder:

In the six months ended June 30, 2013, global risk assets continued to outperform relatively safer assets despite a moderate global economic environment. With U.S. gross domestic product (GDP) growth still below 2%, Europe in recession and China's economy slowing, global central banks continued to pursue both conventional and unconventional means to bolster economic growth. This helped encourage investor confidence in the capital markets for most of the period. However, at the end of May the U.S. Federal Reserve (Fed) signaled that it could begin "tapering" its asset purchase program, known as quantitative easing (QE), sooner than expected. Global equity and bond markets responded with significant volatility, as the announcement took investors by surprise. In June, the Fed tried to calm the markets, emphasizing that tapering will be gradual and dependent on improvements in the economy and that tapering QE is not the same as monetary tightening — in other words, any potential increases to the target federal funds rate remain further down the road.

Domestic Equity Overview

Modest growth in the U.S. economy and a backdrop of accommodative monetary policy drove the U.S. stock market to positive returns for the six-month period ended June 30, 2013. Concerns about the effects of automatic federal spending cuts (called sequestration) and higher payroll taxes, problems in the European debt crisis and slackening growth in China contributed to market volatility throughout the period. Nevertheless, stock prices trended higher overall as investors continued to believe the Federal Reserve (the Fed) and other central banks around the world would continue providing ample liquidity through interest rate cuts and asset purchase programs. Although the Dow Jones Industrial Average and S&P 500® Index, two of the most commonly cited measures of the U.S. stock market, reached new highs in May, the market pulled back in June after the Fed announced its intention to possibly scale back stimulus in the second half of the year.

Fixed Income Overview

Most segments of the bond market declined during the six-month period. Fixed income returns were relatively weak early in 2013, and losses were exacerbated in the final month of the period. The yields on long-term U.S. Treasuries spiked in response to the Fed's tapering comments, with the 10-year Treasury yield exceeding 2.5% at one point (coming from a level well below 2% back in April). Prices across the fixed income spectrum fell, as prices drop when yields rise. The high yield corporate sector was a notable exception, with a small gain for the period, buoyed by demand for the sector's potentially higher relative returns.

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Letter to the Shareholders ■ June 30, 2013 (unaudited) continued

Money market yields continued to be constrained by the Fed's near-zero interest rate policy. While there was some speculation that tapering could begin as early as September, the Fed was careful to point out that the economy must meet certain expectations before its exit strategy would begin. Furthermore, the Fed indicated there have been no changes to its decision to leave the federal funds rate near zero until unemployment and inflation dictate otherwise, which could be 2015 by some estimates.

International Equity Overview

Although Japan was the strongest-performing market on a global basis, international equity markets as a whole underperformed the U.S. market during the reporting period. Japanese equities rallied as the country returned to economic expansion in the first quarter of 2013 (following a recession in the third and fourth quarters of 2012) and the newly appointed governor of the Bank of Japan took decisive steps to combat deflation with a new, aggressive QE program. Europe, however, remained in recession. A bailout in Cyprus, uncertainty in Italy's general elections and signs of distress in Portugal added further downward pressure to European equities during the period. Emerging markets lagged developed markets by a wide margin as the asset class suffered from considerable outflows by investors concerned about slowing growth, particularly in the "BRIC" economies (Brazil, Russia, India and China), and the implications of the Fed's exit from QE.

Money Market Portfolio

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such funds.

As of June 30, 2013, Select Dimensions – Money Market Portfolio had net assets of approximately $62.2 million with an average portfolio maturity of 25 days. For the seven-day period ended June 30, 2013, the Portfolio's Class X shares provided an effective annualized yield of 0.01% (subsidized) and – 0.55% (non-subsidized) and a current yield of 0.01% (subsidized) and – 0.55% (non-subsidized), while its 30-day moving average yield for June was 0.01% (subsidized) and – 0.52% (non-subsidized). Yield quotations more closely reflect the current earnings of the Portfolio. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. For the six-month period ended June 30, 2013, the Portfolio's Class X shares returned 0.00%. Past performance is no guarantee of future results.

For the seven-day period ended June 30, 2013, the Portfolio's Class Y shares provided an effective annualized yield of 0.01% (subsidized) and – 0.79% (non-subsidized) and a current yield of 0.01%

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Letter to the Shareholders ■ June 30, 2013 (unaudited) continued

(subsidized) and – 0.79% (non-subsidized), while its 30-day moving average yield for June was 0.01% (subsidized) and – 0.77% (non-subsidized). Yield quotations more closely reflect the current earnings of the Portfolio. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. For the six-month period ended June 30, 2013, the Portfolio's Class Y shares returned 0.00%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

We continued to remain cautious in our investment approach, focusing on securities with high liquidity and short durations. We believe this approach, together with our investment process, has put us in a favorable position to respond to market uncertainty.

During the period, we purchased what we believe were high-quality fixed and floating rate paper, while maintaining our conservative liquidity metrics. Our management strategy for the Portfolio remained consistent with our long-term focus on capital preservation and high liquidity.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Flexible Income Portfolio

For the six-month period ended June 30, 2013, Select Dimensions – Flexible Income Portfolio Class X shares produced a total return of – 0.62%, outperforming the Barclays Capital Intermediate U.S. Government/Credit Index (the "Index"),1 which returned – 1.45%. For the same period, the Portfolio's Class Y shares returned – 0.78%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

1  The Barclays Capital Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2013 (unaudited) continued

Exposure to corporate bonds contributed to the Portfolio's outperformance during the period. Within the Portfolio's corporate bond position, the high yield segment was particularly beneficial due to spread tightening across a variety of sectors, such as capital goods, cyclicals and non-cyclicals, as well as health care.

In contrast, the Portfolio was mainly hurt by its exposure to emerging markets and non-agency mortgage-backed securities. Within emerging markets, the principal countries detracting from performance were Indonesia, Kazakhstan, Indonesia, Mexico, Russia and the Ukraine. The Portfolio's exposure to non-agency mortgages was especially hit at the end of the reporting period, as the markets have begun to worry about the Federal Reserve's (Fed) asset purchase tapering plans. As the mortgage markets are the most sensitive to changes in Fed policy, their performance was particularly hurt by Fed Chairman Bernanke's speech at the end of May, which surprised financial markets with the Fed's intention to begin reducing the amount of its bond buying program later this year. Within the Portfolio's mortgage exposure, the Alt-A segment detracted the most.

Overall, the Portfolio's interest-rate positioning had a positive impact on relative performance. This was mainly due to the underweight to U.S. dollar rates, which rose during the period.

Currency positions, which are managed through the use of currency forwards, added a small amount to performance overall, largely via the Portfolio's underweight to the Australian dollar. This was partially offset by losses from the long position in the Norwegian krone.

Finally, the Portfolio's yield advantage over the Index added to performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Global Infrastructure Portfolio

For the six-month period ended June 30, 2013, Select Dimensions – Global Infrastructure Portfolio Class X shares produced a total return of 5.29%, outperforming the Dow Jones Brookfield Global Infrastructure IndexSM (the "Index"),2 which returned 5.12%, and underperforming the S&P Global BMI Index,3 which

2  The Dow Jones Brookfield Global Infrastructure IndexSM is a float-adjusted market capitalization weighted index that measures the stock performance of companies that exhibit strong infrastructure characteristics. The Index intends to measure all sectors of the infrastructure market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

3  The Standard & Poor's Global BMI Index (S&P Global BMI Index) is a broad market index designed to capture exposure to equities in all countries in the world that meet minimum size and liquidity requirements. As of the date of this Report, there are approximately 11,000 index members representing 26 developed and 20 emerging market countries. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

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Letter to the Shareholders ■ June 30, 2013 (unaudited) continued

returned 6.73%. For the same period, the Portfolio's Class Y shares returned 5.17%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Infrastructure shares appreciated 5.12% during the first half of 2013, as measured by the Index, but underperformed global equities. Among the major infrastructure sectors, gas distribution utilities, gas midstream, and transmission and distribution exhibited relative outperformance, while pipeline companies, communications, toll roads, and European regulated utilities underperformed the Index.

Infrastructure performance was mixed in the first half of 2013, as strong sector performance through April gave way to a bout of selling toward the end of the reporting period, brought on predominantly by investor concerns over rising interest rates — in particular in the U.S. — and the perceived impact on valuation and company cost of capital. Investor rotation out of some of the perceived more defensive areas of infrastructure into more cyclically leveraged names may also have had some negative impact; however, we would note that flows into the infrastructure asset class overall remain relatively resilient.

Within the individual sectors, we view the relative outperformance of companies in the gas distribution, gas midstream, and transmission and distribution sectors as a combination of strong cash flow growth brought on by robust capital programs (gas distribution in China, gas midstream in Canada and the U.S., gas distribution in the U.S., in particular for those companies leveraged to liquefied natural gas export development), favorable rate case developments (select U.S. utility companies), and the resolution of dividend tax policy concerns (for U.S. utilities). We attribute the underperformance of pipeline companies to near-term concerns over valuation and company-specific events, the underperformance of communications to the potential for a slowdown in leasing for wireless towers in the U.S. as well as concerns over the impact of "sequestration" on U.S. government contracts for fixed satellite services operators, and the underperformance of European regulated utilities to regulatory interference and the prospects for reduced returns on capital brought on by ongoing rate cases or rate cases resolved in the quarter. Foreign currency trends had a large negative impact on toll roads during the first half, with sector performance largely in line with the overall infrastructure universe on a local currency basis.

At a high level, the dominant investor theme for infrastructure in the first half of 2013 was rising interest rates and their potential to negatively impact valuation. To generally address this, it is important to note that some companies and sectors within infrastructure will be affected more than others. It is also important

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Letter to the Shareholders ■ June 30, 2013 (unaudited) continued

to consider why rates are rising (i.e., if the economy is truly improving and improved operating fundamentals will offset rising rates). For many companies within the infrastructure universe, there is a self-correcting mechanism within the regulatory compact that will adjust for higher debt costs and rising interest rates such that the impact on a company is mitigated. Utilities or other regulatory asset based companies broadly fit within this category, as returns are adjusted through the rate case process. For example, in some U.S. jurisdictions such as California, the ability to pass through higher debt costs is formulaic and automatic if certain thresholds are met. For other companies that are not allowed higher returns on invested capital concurrent with rising interest rates, value should decline as rates rise, all else being equal.

While we understand that rising rates can have a negative near-term impact on certain companies within our portfolio, we continue to believe these companies reflect solid long-term investment value. Furthermore, despite the prospect for rising interest rates, we believe infrastructure as an asset class remains broadly appealing to public pension funds and other long-term institutional investors, with private market value continuing to exceed valuation levels in the public markets.

For the first half of 2013, the Portfolio realized favorable performance from bottom-up stock selection, partially offset by adverse top-down allocation. From a bottom-up perspective, the Portfolio benefited from stock selection in the gas distribution utilities, transmission and distribution, communications, and pipeline companies sectors, partially offset by unfavorable selection in the toll roads, gas midstream, and European regulated utilities sectors. From a top-down perspective, the Portfolio benefited from an overweight to the gas distribution utilities sector and an underweight to the European regulated utilities sector, but this was more than offset by adverse positioning in other sectors, most notably with the overweight to pipeline companies and the underweight to gas midstream.

We remain committed to our core investment philosophy as an infrastructure value investor. As value-oriented, bottom-up driven investors, our investment perspective is that over the medium- and long-term, the key factor in determining the performance of infrastructure securities will be underlying infrastructure asset values. Given the large and growing private infrastructure market, we believe that there are limits as to the level of premium or discount at which the public sector should trade relative to its underlying private infrastructure value. These limits can be viewed as the point at which the arbitrage opportunity between owning infrastructure in the private versus public markets becomes compelling. In aiming to achieve core infrastructure exposure in a cost effective manner, we invest in equity securities of publicly listed infrastructure companies we believe offer the best value relative to their underlying infrastructure value and Net Asset Value (NAV) growth prospects.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2013 (unaudited) continued

Our research currently leads us to an overweighting in the Portfolio (amongst the largest sectors) to a group of companies in the pipeline companies, communications and toll roads sectors, and an underweighting to companies in the transmission and distribution, gas midstream, gas distribution utilities and European regulated utilities sectors. When compared to our year-end commentary, the primary changes from a sector perspective (resulting from shifts in company-specific investments) are a re-introduction of an overweight in the communications sector as well as a shift in gas distribution utilities from an overweight to an underweight, brought on primarily by the sale of outperforming Hong Kong-listed Chinese gas distribution utilities.

Looking forward, we continue to see good opportunities in sectors with secular growth themes, in particular energy infrastructure but also in communications. In addition, we believe we have a number of favorable company-specific positions across sectors with attractive total return prospects. These investments have been overlooked by the market during the first half of the year in large part, in our opinion, due to the short-term orientation of the market and a lack of near-term catalysts or the delay in catalyst realization. As long-term investors, we continue to see value in these companies and will wait patiently for these "value highlighting" opportunities to materialize.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Growth Portfolio

For the six-month period ended June 30, 2013, Select Dimensions – Growth Portfolio Class X shares produced a total return of 11.81%, outperforming the Russell 1000® Growth Index (the "Index"),4 which returned 11.80% For the same period, the Portfolio's Class Y shares returned 11.70%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The largest contributor to relative performance during the period was the financial services sector, as both stock selection and an overweight in the sector were beneficial. A credit card company was the most

4  The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an index of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

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Letter to the Shareholders ■ June 30, 2013 (unaudited) continued

additive holding in the sector. Stock selection in the consumer discretionary sector drove relative outperformance, led by a holding in an electric car and components manufacturer. Stock selection in the energy sector was also advantageous. Within the sector, a holding in a solar panel maker contributed the most to performance.

Conversely, the producer durables sector had a detrimental effect on relative performance. Only one of the Portfolio's holdings in the sector detracted from returns, and a lack of exposure to some of the better-performing producer durables stocks was disadvantageous as well. The Portfolio had no exposure to the utilities sector, which also diminished relative returns. An underweight to the health care sector hurt performance but was almost entirely offset by the positive contribution from stock selection in the sector.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Focus Growth Portfolio

For the six-month period ended June 30, 2013, Select Dimensions – Focus Growth Portfolio Class X shares produced a total return of 12.28%, outperforming the Russell 1000® Growth Index (the "Index"),5 which returned 11.80%. For the same period, the Portfolio's Class Y shares returned 12.11%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The consumer discretionary sector was the largest contributor to relative performance during the period. Stock selection was the primary driver of the sector's outperformance, with gains led by a holding in an electric car and components manufacturer. Stock selection in the energy sector was advantageous. Within the sector, a holding in a solar panel maker contributed the most to performance. An overweight to the financial services sector was beneficial to returns. A credit card company was the most additive holding in the sector.

Conversely, the producer durables sector had a detrimental effect on relative performance. Although the Portfolio's holdings in the sector did not actually detract from performance, relative performance was

5  The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an index of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

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Letter to the Shareholders ■ June 30, 2013 (unaudited) continued

hampered by a lack of exposure to some of the better-performing producer durables stocks. An underweight to the health care sector, which was moderately offset by relative gains from stock selection, hurt performance as well. No exposure to the utilities sector further diminished relative returns.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Multi Cap Growth Portfolio

For the six-month period ended June 30, 2013, Select Dimensions – Multi Cap Growth Portfolio Class X shares produced a total return of 11.90%, underperforming the Russell 3000® Growth Index (the "Index"),6 which returned 12.23%. For the same period, the Portfolio's Class Y shares returned 11.72%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The health care sector diminished relative performance, due to both stock selection and an underweight. A holding in a pharmaceuticals company was the main detractor. Stock selection and an underweight in the producer durables sector were unfavorable as well. Within the sector, underperformance was driven by a holding in a customer loyalty programs provider and a lack of exposure to other stronger-performing producer durables stocks. Stock selection in the financial services sector also dampened relative results, despite being moderately offset by a beneficial overweight in the sector. The Portfolio's only detractor in the financial services sector was a holding in an insurance and reinsurance company.

However, the technology sector was an area of relative strength, as strong stock selection more than offset the dampening effect of an overweight in the sector. A position in an internet search engine was the leading contributor in the sector. Stock selection in the energy sector also added to relative gains. A holding in a solar panel maker contributed the most to performance within the sector. Stock selection in the consumer discretionary sector boosted relative returns, with outperformance from exposure to an electric car and components manufacturer.

6  The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

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Letter to the Shareholders ■ June 30, 2013 (unaudited) continued

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Mid Cap Growth Portfolio

For the six-month period ended June 30, 2013, Select Dimensions – Mid Cap Growth Portfolio Class X shares produced a total return of 14.39%, underperforming the Russell Midcap® Growth Index (the "Index"),7 which returned 14.70%. For the same period, the Portfolio's Class Y shares returned 14.22%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Stock selection in the producer durables sector was disadvantageous to relative results. Within the sector, a position in a product testing and certifications provider lagged the most. Stock selection in the health care sector dampened relative performance, with underperformance driven by a holding in health care insurance company. An underweight in the consumer discretionary sector also detracted from relative returns.

In contrast, the technology sector contributed positively to relative performance, as strong stock selection more than offset relative losses from an overweight in the sector. A professional networking web site was the Portfolio's most additive technology holding. Stock selection and an underweight in the materials and processing sector bolstered performance, led by a position in a specialty chemicals maker. Relative gains were also driven by stock selection in the consumer staples sector. A holding in a coffee and tea company led performance in the sector.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

7  The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

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Letter to the Shareholders ■ June 30, 2013 (unaudited) continued

We appreciate your ongoing support of Morgan Stanley Select Dimensions Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

Arthur Lev
President and Principal Executive Officer

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2013 (unaudited) continued

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q and monthly holdings for each money market fund on Form N-MFP. Morgan Stanley does not deliver these reports to shareholders, nor are the first and third fiscal quarter reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the Morgan Stanley public web site. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Morgan Stanley Select Dimensions Investment Series

Fund Performance ■ June 30, 2013 (unaudited)

Average Annual Total Returns—Period Ended June 30, 2013(1)
Class X	1 Year	5 Years	10 Years	Since Inception	Gross Expense Ratio	Date of Inception
Flexible Income	6.17%	5.48%	4.36%	4.18%	1.09%	11/9/1994
Focus Growth	15.66	6.86	8.21	9.37	0.80	11/9/1994
Global Infrastructure	16.42	5.07	10.60	9.65	1.11	11/9/1994
Growth	15.80	7.69	8.77	7.50	1.08	11/9/1994
Mid Cap Growth	16.69	7.20	11.77	10.33	1.02	11/9/1994
Money Market	0.01	0.18	1.57	2.90	0.65	11/9/1994
Multi Cap Growth	14.06	6.06	11.40	4.64	1.38	1/21/1997

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please contact the issuing insurance company or speak with your Financial Advisor. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Expenses are as of each Portfolio's fiscal year end as outlined in the Portfolio's current prospectus.

(1)  Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

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Fund Performance ■ June 30, 2013 (unaudited) continued

Average Annual Total Returns—Period Ended June 30, 2013(1)
Class Y	1 Year	5 Years	10 Years	Since Inception	Gross Expense Ratio	Date of Inception
Flexible Income	5.86%	5.23%	4.10%	3.64%	1.34%	7/24/2000
Focus Growth	15.34	6.59	7.94	1.48	1.05	7/24/2000
Global Infrastructure	16.11	4.80	10.32	3.92	1.36	7/24/2000
Growth	15.50	7.42	8.50	1.77	1.33	7/24/2000
Mid Cap Growth	16.36	6.93	11.49	3.80	1.27	7/24/2000
Money Market	0.01	0.15	1.43	1.68	0.90	7/24/2000
Multi Cap Growth	13.79	5.79	11.12	-2.12	1.63	7/24/2000

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please contact the issuing insurance company or speak with your Financial Advisor. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Expenses are as of each Portfolio's fiscal year end as outlined in the Portfolio's current prospectus.

(1)  Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

Morgan Stanley Select Dimensions Investment Series

Expense Examples ■ June 30, 2013 (unaudited)

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees; administration fees; distribution and services (12b-1) fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/13 – 06/30/13.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Morgan Stanley Select Dimensions Investment Series

Expense Examples ■ June 30, 2013 (unaudited) continued

Money Market

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/13	06/30/13	01/01/13 – 06/30/13
Class X
Actual (0.00% return)	$1,000.00	$1,000.05	$1.03
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.49	$1.04
Class Y
Actual (0.00% return)	$1,000.00	$1,000.05	$1.03
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.49	$1.04

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.21% and 0.21% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 179@@/365 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 0.70% and 0.95% for Class X and Class Y shares, respectively.

  @@  Adjusted to reflect non-business day accruals.

Flexible Income

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/13	06/30/13	01/01/13 – 06/30/13
Class X
Actual (-0.62% return)	$1,000.00	$993.80	$7.81
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.96	$7.90
Class Y
Actual (-0.78% return)	$1,000.00	$992.20	$9.04
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.72	$9.15

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.58% and 1.83% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Global Infrastructure

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/13	06/30/13	01/01/13 – 06/30/13
Class X
Actual (5.29% return)	$1,000.00	$1,052.90	$5.85
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.09	$5.76
Class Y
Actual (5.17% return)	$1,000.00	$1,051.70	$7.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.85	$7.00

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.15% and 1.40% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Select Dimensions Investment Series

Expense Examples ■ June 30, 2013 (unaudited) continued

Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/13	06/30/13	01/01/13 – 06/30/13
Class X
Actual (11.81% return)	$1,000.00	$1,118.10	$6.77
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.40	$6.46
Class Y
Actual (11.70% return)	$1,000.00	$1,117.00	$8.08
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.16	$7.70

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.29% and 1.54% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Focus Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/13	06/30/13	01/01/13 – 06/30/13
Class X
Actual (12.28% return)	$1,000.00	$1,122.80	$4.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.03	$3.81
Class Y
Actual (12.11% return)	$1,000.00	$1,121.10	$5.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.79	$5.06

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.76% and 1.01% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Multi Cap Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/13	06/30/13	01/01/13 – 06/30/13
Class X
Actual (11.90% return)	$1,000.00	$1,119.00	$9.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.12	$8.75
Class Y
Actual (11.72% return)	$1,000.00	$1,117.20	$10.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.88	$9.99

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.75% and 2.00% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Select Dimensions Investment Series

Expense Examples ■ June 30, 2013 (unaudited) continued

Mid Cap Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/13	06/30/13	01/01/13 – 06/30/13
Class X
Actual (14.39% return)	$1,000.00	$1,143.90	$5.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.89	$4.96
Class Y
Actual (14.22% return)	$1,000.00	$1,142.20	$6.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.65	$6.21

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.99% and 1.24% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval ■ June 30, 2013 (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser, Sub-Advisers and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolios. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolios and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolios

The Board reviewed the performance, fees and expenses of the Portfolios compared to their peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolios. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel.

Performance

The Board noted that the performance of the Money Market and Flexible Income Portfolios was better than the peer group averages for the one- and three-year periods but below the peer group averages for the five-year period.

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval ■ June 30, 2013 (unaudited) continued

The Board noted that the performance of the Global Infrastructure Portfolio was better than its peer group average for the one-, three- and five-year periods.

The Board noted that the performance of the Growth and Focus Growth Portfolios was better than the peer group averages for the three- and five-year periods but below the peer group averages for the one-year period.

The Board noted that the performance of the Multi Cap Growth and Mid Cap Growth Portfolios was better than the peer group averages for the five-year period but below the peer group averages for the one- and three-year periods.

Performance Conclusions

With respect to the Money Market, Mid Cap Growth and Multi Cap Growth Portfolios, after discussion, the Board concluded that performance was acceptable.

With respect to the Growth, Focus Growth, Flexible Income and Global Infrastructure Portfolios, after discussion, the Board concluded that performance was competitive with the peer group averages.

Fees and Expenses

The Board members discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for the Portfolios relative to comparable funds and/or other accounts advised by the Adviser and/or compared to their peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolios' total expense ratios. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps.

The Board noted that the management fees and total expense ratios for the Money Market, Focus Growth, Growth and Mid Cap Growth Portfolios were lower than the peer group averages.

The Board noted for the Flexible Income Portfolio that while the management fee was lower than its peer group average, the total expense ratio was higher than its peer group average.

The Board noted for the Global Infrastructure Portfolio that while the management fee was lower than its peer group average, the total expense ratio was higher but close to its peer group average.

The Board noted for the Multi Cap Growth Portfolio that the management fee and total expense ratio were higher than its peer group averages.

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval ■ June 30, 2013 (unaudited) continued

Fee and Expense Conclusions

With respect to the Money Market, Global Infrastructure, Growth, Focus Growth and Mid Cap Growth Portfolios, after discussion, the Board concluded that the management fees and total expense ratios were competitive with the peer group averages.

With respect to the Flexible Income Portfolio, after discussion, the Board concluded that the management fee was competitive with its peer group average and the total expense ratio was acceptable.

With respect to the Multi Cap Growth Portfolio, after discussion, the Board concluded that the management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Portfolios and how that relates to the Portfolios' total expense ratios and particularly the Portfolios' management fee rates (which, for all the Portfolios except Flexible Income, include one or more breakpoints). In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolios and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of each Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolios and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolios and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed.

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval ■ June 30, 2013 (unaudited) continued

The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolios and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolios and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolios' operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolios to continue their relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Money Market

Portfolio of Investments ■ June 30, 2013 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (43.6%)
$500	Bank of Montreal, (dated 06/12/13; proceeds $500,038; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 05/01/25; Federal National Mortgage Association 3.00% - 4.00% due 08/01/27 - 06/01/43; and by a U.S. Government Obligation; U.S. Treasury Note 1.00% due 10/31/16; valued at $510,252) (Demand 07/05/13)	0.09	(a)%	07/12/13	$500,000
1,000	BNP Paribas Securities Corp., (dated 06/03/13; proceeds $1,000,230; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 1.63% - 4.00% due 07/20/33 - 09/20/41; valued at $1,030,000) (Demand 07/05/13)	0.09	(a)	09/03/13	1,000,000
1,000	BNP Paribas Securities Corp., (dated 06/05/13; proceeds $1,000,295; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 1.63% - 4.50% due 03/20/32 - 06/20/41; valued at $1,030,000) (Demand 07/05/13)	0.09	(a)	10/01/13	1,000,000
8,144	BNP Paribas Securities Corp., (dated 06/28/13; proceeds $8,144,102; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 3.49% - 6.50% due 07/15/18 - 10/20/42; valued at $8,388,320)	0.15		07/01/13	8,144,000
1,000	BNP Paribas Securities Corp., (dated 02/20/13; proceeds $1,000,704; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 1.63% - 5.00% due 12/20/22 - 07/20/41; valued at $1,030,000) (Demand 07/05/13)	0.17	(a)	07/19/13	1,000,000

See Notes to Financial Statements

Money Market

Portfolio of Investments ■ June 30, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
$1,000	BNP Paribas Securities Corp., (dated 01/08/13; proceeds $1,000,905; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 1.63% - 4.00% due 05/20/34 - 06/20/41; valued at $1,030,000) (Demand 07/05/13)	0.18	(a)%	07/08/13	$1,000,000
5,000	ING Financial Markets LLC, (dated 06/28/13; proceeds $5,000,067; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.61% - 2.68% due 04/01/38 - 05/01/42; valued at $5,142,435)	0.16		07/01/13	5,000,000
1,000	Merrill Lynch Pierce Fenner & Smith, (dated 04/10/13; proceeds $1,000,303; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.13% due 12/31/13; valued at $1,020,049) (Demand 07/05/13)	0.12	(a)	07/10/13	1,000,000
500	Merrill Lynch Pierce Fenner & Smith, (dated 04/10/13; proceeds $500,276; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bill Zero Coupon due 07/05/13; valued at $510,098) (Demand 07/05/13)	0.16	(a)	08/12/13	500,000
3,000	Merrill Lynch Pierce Fenner & Smith, (dated 03/01/13; proceeds $3,003,100; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bill Zero Coupon due 07/05/13; valued at $3,060,088) (Demand 07/05/13)	0.20	(a)	09/03/13	3,000,000
5,000	Mizuho Securities USA, Inc., (dated 06/28/13; proceeds $5,000,063; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 4.50% due 09/20/41; valued at $5,178,248)	0.15		07/01/13	5,000,000
	Total Repurchase Agreements (Cost $27,144,000)				27,144,000

See Notes to Financial Statements

Money Market

Portfolio of Investments ■ June 30, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE(a)	DEMAND DATE(b)	MATURITY DATE	VALUE
	Floating Rate Notes (18.8%)
	International Banks
$500	ASB Finance Ltd. (c)	0.30%	07/03/13	01/03/14	$500,000
1,000	Bank of Nova Scotia	0.33	07/02/13	07/02/13	1,000,000
300	BNZ International Funding Ltd.	0.29	09/06/13	12/06/13	300,000
250	BNZ International Funding Ltd. (c)	0.29	09/09/13	12/09/13	250,000
2,600	National Australia Bank	0.27 - 0.28	07/11/13 - 08/09/13	08/09/13 - 10/11/13	2,600,000
1,500	Rabobank Nederland NY	0.33	09/24/13	03/24/14	1,500,000
1,000	Royal Bank of Canada	0.33	07/11/13	07/11/13	1,000,000
2,510	Toronto Dominion Bank	0.27 - 0.28	07/19/13 - 09/13/13	07/26/13 - 10/21/13	2,510,000
1,000	Westpac Banking Corp. (c)	0.27	08/27/13	08/27/13	999,993
1,000	Westpac Banking Corp.	0.28	07/09/13	10/09/13	1,000,000
	Total Floating Rate Notes (Cost $11,659,993)				11,659,993
			ANNUALIZED YIELD ON DATE OF PURCHASE
	Certificates of Deposit (12.9%)
	Domestic Bank (3.2%)
2,000	Branch Banking & Trust Co.		0.10%	07/02/13	2,000,000
	International Banks (9.7%)
2,000	Bank of Montreal		0.13	07/05/13	2,000,000
700	Credit Suisse NY		0.25	07/31/13	700,000
1,600	Deutsche Bank AG		0.35 - 0.37	10/30/13 - 11/26/13	1,600,000
700	Skandin Ens Banken AB		0.30	11/07/13	699,987
500	Sumitomo Mitsui Banking Corp.		0.23	09/10/13	500,000
500	Toronto Dominion Bank		0.15	07/15/13	500,000
					5,999,987
	Total Certificates of Deposit (Cost $7,999,987)				7,999,987
	Commercial Paper (12.6%)
	International Banks
500	KFW International Finance, Inc. (c)		0.20	07/10/13	499,969
1,900	Mizuho Funding LLC (c)		0.24 - 0.25	07/12/13 - 07/19/13	1,899,808
1,000	NRW Bank		0.11	07/02/13	999,991
1,150	Oversea Chinese Banking Corporation		0.22 - 0.27	07/22/13 - 10/04/13	1,149,403

See Notes to Financial Statements

Money Market

Portfolio of Investments ■ June 30, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
$1,400	Skandin Ens Banken AB (c)	0.31%		11/01/13	$1,398,542
1,000	Sumitomo Mitsui Banking Corp.	0.24		08/27/13	999,607
400	Svenska Handelsbanken AB (c)	0.25		07/05/13	399,983
500	UOB Funding LLC	0.22		07/10/13 - 07/16/13	499,959
	Total Commercial Paper (Cost $7,847,262)				7,847,262
		COUPON RATE(a)	DEMAND DATE(b)
	Extendible Floating Rate Notes (9.6%)
	Domestic Banks (5.2%)
1,500	JP Morgan Chase Bank NA (Extendible Maturity Date 07/07/14)	0.35%	09/07/13	03/07/19	1,500,000
1,750	Wells Fargo Bank NA (Extendible Maturity Date 07/14/14 - 07/18/14)	0.32 - 0.33	07/22/13 - 09/15/13	03/20/19 - 07/15/19	1,750,000
					3,250,000
	International Banks (4.4%)
750	Bank of Nova Scotia (Extendible Maturity Date 07/30/14)	0.34	07/30/13	01/31/19	750,000
1,000	Royal Bank of Canada (Extendible Maturity Date 07/01/14)	0.37	07/01/13	04/01/19	999,924
1,000	Svenska Handelsbanken AB (c) (Extendible Maturity Date 12/13/13)	0.28	07/15/13	05/13/16	1,000,000
					2,749,924
	Total Extendible Floating Rate Notes (Cost $5,999,924)				5,999,924

See Notes to Financial Statements

Money Market

Portfolio of Investments ■ June 30, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE(a)	DEMAND DATE(b)	MATURITY DATE	VALUE
	Tax-Exempt Instrument (3.2%)
	Weekly Variable Rate Bond
$2,000	Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Ser 2009 E (Cost $2,000,000)	0.06%	07/05/13	10/01/48	$2,000,000
	Total Investments (Cost $62,651,166)			100.7%	62,651,166
	Liabilities in Excess of Other Assets			(0.7)	(465,219)
	Net Assets			100.0%	$62,185,947

  (a)  Rate shown is the rate in effect at June 30, 2013.

  (b)  Date of next interest rate reset.

  (c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

MATURITY SCHEDULE†

1 - 30 Days	76.3%
31 - 60 Days	7.6
61 - 90 Days	9.0
91 - 120 Days	1.2
121 + Days	5.9
100.0%

†  As a percentage of total investments.

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2013 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (61.1%)
	Australia (1.1%)
	Basic Materials
$35	FMG Resources August 2006 Pty Ltd. (a)	6.375%	02/01/16	$35,000
100	FMG Resources August 2006 Pty Ltd. (a)	6.875	02/01/18	99,125
				134,125
	Consumer, Cyclical
35	Wesfarmers Ltd. (a)	2.983	05/18/16	36,435
	Finance
50	Dexus Diversified Trust/Dexus Office Trust (a)	5.60	03/15/21	53,700
	Total Australia			224,260
	Bermuda (0.2%)
	Industrials
30	Ingersoll-Rand Global Holding Co., Ltd. (a)	4.25	06/15/23	29,872
	Brazil (0.3%)
	Basic Materials
50	Vale Overseas Ltd.	5.625	09/15/19	54,121
5	Vale Overseas Ltd.	6.875	11/10/39	5,072
	Total Brazil			59,193
	Canada (0.9%)
	Basic Materials
10	Agrium, Inc.	3.50	06/01/23	9,639
40	Goldcorp, Inc.	3.70	03/15/23	35,491
				45,130
	Communications
25	Rogers Communications, Inc.	4.50	03/15/43	22,851
	Energy
50	Canadian Oil Sands Ltd. (a)	7.75	05/15/19	60,419
	Utilities
50	TransAlta Corp.	4.50	11/15/22	47,774
	Total Canada			176,174
	France (1.0%)
	Communications
15	France Telecom SA	8.50	03/01/31	20,432

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Diversified
$75	LVMH Moet Hennessy Louis Vuitton SA (a)	1.625%	06/29/17	$73,931
	Energy
50	Total Capital International SA	2.875	02/17/22	48,149
	Finance
50	BNP Paribas SA	5.00	01/15/21	53,246
	Total France			195,758
	Germany (0.2%)
	Communications
25	Deutsche Telekom International Finance BV	8.75	06/15/30	34,769
	Greece (0.4%)
	Industrials
100	DryShips, Inc.	5.00	12/01/14	89,313
	Ireland (0.3%)
	Industrials
45	CRH America, Inc.	6.00	09/30/16	50,713
	Israel (0.4%)
	Consumer, Non-Cyclical
80	Teva Pharmaceutical Finance IV BV	3.65	11/10/21	80,150
	Italy (0.5%)
	Utilities
100	Enel Finance International N.V. (a)	5.125	10/07/19	103,992
	Jamaica (0.2%)
	Communications
50	Digicel Ltd. (a)	6.00	04/15/21	47,375
	Netherlands (0.5%)
	Finance
75	Aegon N.V.	4.625	12/01/15	80,868
25	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	25,221
	Total Netherlands			106,089
	Spain (1.9%)
	Communications
200	Nara Cable Funding Ltd. (a)	8.875	12/01/18	206,000
45	Telefonica Europe BV	8.25	09/15/30	54,157
				260,157

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Finance
$30	Santander Holdings USA, Inc.	4.625%	04/19/16	$31,668
	Utilities
75	Iberdrola Finance Ireland Ltd. (a)	5.00	09/11/19	78,975
	Total Spain			370,800
	Switzerland (0.9%)
	Finance
65	ABB Treasury Center USA, Inc. (a)	2.50	06/15/16	67,348
70	Credit Suisse	5.40	01/14/20	75,946
5	Credit Suisse	6.00	02/15/18	5,622
				148,916
	Industrials
25	Holcim US Finance Sarl & Cie SCS (a)	6.00	12/30/19	27,952
	Total Switzerland			176,868
	United Kingdom (2.9%)
	Communications
50	WPP Finance 2010	3.625	09/07/22	47,267
	Finance
50	HSBC Holdings PLC	4.00	03/30/22	51,285
120	Nationwide Building Society (a)	6.25	02/25/20	133,956
55	Royal Bank of Scotland Group PLC	6.125	12/15/22	52,520
				237,761
	Industrials
200	CEVA Group PLC (a)	8.375	12/01/17	197,000
100	Heathrow Funding Ltd. (a)	4.875	07/15/21	106,953
				303,953
	Total United Kingdom			588,981
	United States (49.4%)
	Basic Materials
30	Allegheny Technologies, Inc.	4.25	06/01/14	31,013
100	American Gilsonite Co. (a)	11.50	09/01/17	105,750
40	Georgia-Pacific LLC	8.875	05/15/31	56,020
100	Prince Mineral Holding Corp. (a)	11.50	12/15/19	107,500
31	United States Steel Corp.	4.00	05/15/14	31,852
				332,135

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Communications
$25	CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849%		04/15/23	$23,621
140	CCO Holdings LLC/CCO Holdings Capital Corp.	6.50		04/30/21	146,650
50	Crown Castle International Corp.	5.25		01/15/23	48,187
100	CSC Holdings LLC	8.625		02/15/19	116,000
25	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	3.80		03/15/22	24,058
25	Discovery Communications LLC	3.25		04/01/23	23,492
100	GXS Worldwide, Inc.	9.75		06/15/15	102,000
150	Harron Communications LP/Harron Finance Corp. (a)	9.125		04/01/20	162,750
100	inVentiv Health, Inc. (a)	9.00		01/15/18	104,750
100	Mediacom LLC/Mediacom Capital Corp.	7.25		02/15/22	105,750
80	MetroPCS Wireless, Inc. (a)	6.25		04/01/21	81,700
25	NBC Universal Media LLC	5.95		04/01/41	28,656
100	NBCUniversal Enterprise, Inc. (a)	1.974		04/15/19	97,458
25	News America, Inc.	6.15		02/15/41	27,859
50	Omnicom Group, Inc.	3.625		05/01/22	48,314
30	Priceline.com, Inc.	1.00		03/15/18	35,025
25	Time Warner Cable, Inc.	4.50		09/15/42	19,457
					1,195,727
	Consumer, Cyclical
70	Ameristar Casinos, Inc.	7.50		04/15/21	73,150
50	Caesars Entertainment Operating Co., Inc.	8.50		02/15/20	47,281
50	Caesars Entertainment Operating Co., Inc.	10.00		12/15/18	30,250
100	CCM Merger, Inc. (a)	9.125		05/01/19	105,000
100	Chester Downs & Marina LLC (a)	9.25		02/01/20	97,000
150	Continental Airlines 2012-3 Class C Pass-Thru Certificates	6.125		04/29/18	151,500
100	Exide Technologies (b)(c)	8.625		02/01/18	62,000
30	Gap, Inc. (The)	5.95		04/12/21	33,233
40	Glencore Funding LLC (a)	2.50		01/15/19	36,234
100	HD Supply, Inc. (a)	7.50		07/15/20	101,500
65	Home Depot, Inc.	5.875		12/16/36	76,689
150	IDQ Holdings, Inc. (a)	11.50		04/01/17	165,000
31	International Game Technology	3.25		05/01/14	33,093
100	Levi Strauss & Co.	7.625		05/15/20	108,500
100	Logan's Roadhouse, Inc.	10.75		10/15/17	93,250
100	MGM Resorts International	7.75		03/15/22	109,125
25	QVC, Inc. (a)	4.375		03/15/23	23,364
299	Resort at Summerlin LP, Series B (b)(c)(e)(f)	13.00	(d)	12/15/07	0

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$100	Rite Aid Corp. (a)(g)	6.75%	06/15/21	$98,750
100	RSI Home Products, Inc. (a)	6.875	03/01/18	102,750
50	Sabre Holdings Corp.	8.35	03/15/16	53,750
150	VWR Funding, Inc.	7.25	09/15/17	156,000
35	Wal-Mart Stores, Inc.	5.25	09/01/35	38,128
70	Wyndham Worldwide Corp.	4.25	03/01/22	68,295
				1,863,842
	Consumer, Non-Cyclical
75	Actavis, Inc.	3.25	10/01/22	70,060
50	Aetna, Inc.	2.75	11/15/22	46,143
25	Altria Group, Inc.	2.85	08/09/22	23,162
25	Amgen, Inc.	5.15	11/15/41	24,991
116	Armored Autogroup, Inc.	9.25	11/01/18	107,010
40	Boston Scientific Corp.	6.00	01/15/20	45,337
15	ConAgra Foods, Inc.	3.20	01/25/23	14,373
25	ConAgra Foods, Inc.	4.65	01/25/43	23,248
45	Coventry Health Care, Inc.	5.45	06/15/21	50,205
150	HCA, Inc.	4.75	05/01/23	144,000
160	Kindred Healthcare, Inc.	8.25	06/01/19	164,800
26	Kraft Foods Group, Inc.	5.375	02/10/20	29,369
50	Life Technologies Corp.	6.00	03/01/20	56,407
24	Mondelez International, Inc.	5.375	02/10/20	26,958
29	PHH Corp.	4.00	09/01/14	30,812
60	RR Donnelley & Sons Co.	7.875	03/15/21	61,500
100	ServiceMaster Co.	8.00	02/15/20	100,250
100	Smithfield Foods, Inc.	6.625	08/15/22	107,750
20	UnitedHealth Group, Inc.	1.40	10/15/17	19,657
35	Verisk Analytics, Inc.	5.80	05/01/21	38,693
				1,184,725
	Energy
100	Continental Resources, Inc.	5.00	09/15/22	102,250
100	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	7.75	04/01/19	103,500
50	Enterprise Products Operating LLC	3.35	03/15/23	48,214
30	Marathon Petroleum Corp.	5.125	03/01/21	33,137
100	Northern Oil and Gas, Inc.	8.00	06/01/20	101,500
100	Petroquest Energy LLC (a)	10.00	09/01/17	100,000
75	Pioneer Natural Resources Co.	7.50	01/15/20	92,220
50	Weatherford International Ltd.	4.50	04/15/22	49,521

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$80	Williams Cos., Inc. (The)	7.875%	09/01/21	$96,723
				727,065
	Finance
27	Affiliated Managers Group, Inc.	3.95	08/15/38	34,796
25	Alexandria Real Estate Equities, Inc.	4.60	04/01/22	25,523
25	American Campus Communities Operating Partnership LP	3.75	04/15/23	24,039
75	American Financial Group, Inc.	9.875	06/15/19	97,119
10	Boston Properties LP	3.80	02/01/24	9,843
62	Citigroup, Inc. (See Note 6)	8.50	05/22/19	78,216
40	Citigroup, Inc.(See Note 6)	4.05	07/30/22	38,516
70	CNA Financial Corp.	5.75	08/15/21	78,916
100	DPL, Inc.	7.25	10/15/21	104,000
200	Ford Motor Credit Co., LLC	4.207	04/15/16	209,067
40	General Electric Capital Corp.	5.30	02/11/21	43,948
25	General Electric Capital Corp., MTN	5.875	01/14/38	27,612
50	Genworth Holdings, Inc.	7.20	02/15/21	56,223
100	GETCO Financing Escrow LLC (a)	8.25	06/15/18	95,000
50	Goldman Sachs Group, Inc. (The)	2.375	01/22/18	49,144
50	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	51,372
35	Harley-Davidson Funding Corp. (a)	6.80	06/15/18	41,665
60	Hartford Financial Services Group, Inc. (See Note 6)	5.50	03/30/20	66,451
50	Healthcare Trust of America Holdings LP (a)	3.70	04/15/23	47,036
50	Host Hotels & Resorts LP	6.00	10/01/21	54,278
25	Host Hotels & Resorts LP, Series D	3.75	10/15/23	22,976
50	ING US, Inc. (a)	5.50	07/15/22	53,282
200	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	7.375	04/01/20	195,000
200	Jefferies LoanCore LLC/JLC Finance Corp. (a)	6.875	06/01/20	195,000
25	JPMorgan Chase & Co.	3.375	05/01/23	23,327
65	JPMorgan Chase & Co.	4.625	05/10/21	68,820
100	Merrill Lynch & Co., Inc.	6.11	01/29/37	98,740
100	Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875	10/01/20	106,500
35	Nationwide Financial Services, Inc. (a)	5.375	03/25/21	38,223
50	Piedmont Operating Partnership LP (a)	3.40	06/01/23	45,626
35	Prudential Financial, Inc., MTN	6.625	12/01/37	41,675
50	Realty Income Corp.	3.25	10/15/22	45,822
139	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. (a)	9.50	06/15/19	150,815
10	Santander Holdings USA, Inc.	3.00	09/24/15	10,259
60	SLM Corp., MTN	8.00	03/25/20	65,175
				2,394,004

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Industrials
$100	Atkore International, Inc.	9.875%	01/01/18	$106,500
50	Ball Corp.	5.00	03/15/22	50,000
40	Bemis Co., Inc.	4.50	10/15/21	41,104
100	Cequel Communications Holdings I LLC/Cequel Capital Corp. (a)	6.375	09/15/20	102,250
100	Consolidated Container Co., LLC/Consolidated Container Capital, Inc. (a)	10.125	07/15/20	105,500
35	Eaton Corp. (a)	2.75	11/02/22	32,810
100	JB Poindexter & Co., Inc. (a)	9.00	04/01/22	105,500
200	Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875	01/15/17	215,000
100	Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.	8.125	02/15/19	95,250
100	Nuverra Environmental Solutions, Inc.	9.875	04/15/18	105,500
100	Pretium Packaging LLC/Pretium Finance, Inc.	11.50	04/01/16	107,500
50	Sequa Corp. (a)	7.00	12/15/17	49,750
100	Silgan Holdings, Inc.	5.00	04/01/20	99,500
109	Tekni-Plex, Inc. (a)	9.75	06/01/19	116,357
28	Trinity Industries, Inc.	3.875	06/01/36	32,970
100	Zachry Holdings, Inc. (a)	7.50	02/01/20	103,500
				1,468,991
	Technology
50	Apple, Inc.	2.40	05/03/23	46,473
100	First Data Corp. (a)	10.625	06/15/21	99,250
50	First Data Corp. (a)	11.25	01/15/21	50,125
20	Hewlett-Packard Co.	4.65	12/09/21	20,036
150	Infor US, Inc.	9.375	04/01/19	163,313
31	Intel Corp.	2.95	12/15/35	33,809
31	Lam Research Corp.	1.25	05/15/18	34,546
29	Nuance Communications, Inc.	2.75	11/01/31	30,015
26	SanDisk Corp.	1.50	08/15/17	34,791
				512,358
	Utilities
50	CMS Energy Corp.	5.05	03/15/22	54,116
60	PPL WEM Holdings PLC (a)	3.90	05/01/16	62,748
100	Puget Energy, Inc.	6.50	12/15/20	112,168
				229,032
	Total United States			9,907,879
	Total Corporate Bonds (Cost $12,179,854)			12,242,186

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Sovereign (11.0%)
		Brazil (2.0%)
	$200	Banco Nacional de Desenvolvimento, Economico e Social (a)	6.369%	06/16/18	$218,000
	150	Brazilian Government International Bond	5.875	01/15/19	171,600
	10	Brazilian Government International Bond	7.125	01/20/37	11,950
		Total Brazil			401,550
		Indonesia (1.3%)
	100	Indonesia Government International Bond	7.75	01/17/38	124,000
	100	Indonesia Government International Bond (a)	11.625	03/04/19	136,500
		Total Indonesia			260,500
		Kazakhstan (0.6%)
	100	KazMunayGas National Co., JSC (a)	9.125	07/02/18	120,125
		Mexico (2.0%)
MXN	810	Mexican Bonos	8.00	06/11/20	71,626
	$44	Mexico Government International Bond	5.95	03/19/19	50,578
	20	Mexico Government International Bond	6.05	01/11/40	21,900
	100	Mexico Government International Bond	6.75	09/27/34	118,500
	33	Pemex Project Funding Master Trust	6.625	06/15/35	34,815
	25	Pemex Project Funding Master Trust	6.625	06/15/38	26,375
	60	Petroleos Mexicanos	5.50	01/21/21	64,200
	15	Petroleos Mexicanos	8.00	05/03/19	18,225
		Total Mexico			406,219
		Peru (0.4%)
	40	Peruvian Government International Bond	7.125	03/30/19	48,600
	10	Peruvian Government International Bond	7.35	07/21/25	12,850
	16	Peruvian Government International Bond	8.75	11/21/33	23,360
		Total Peru			84,810
		Russia (1.3%)
	92	Russian Foreign Bond - Eurobond	7.50	03/31/30	108,385
	90	Russian Foreign Bond - Eurobond	12.75	06/24/28	156,600
		Total Russia			264,985
		Turkey (0.9%)
	100	Turkey Government International Bond	6.75	04/03/18	112,500
	17	Turkey Government International Bond	6.875	03/17/36	19,019

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$15	Turkey Government International Bond	8.00%		02/14/34	$18,713
19	Turkey Government International Bond	11.875		01/15/30	31,967
	Total Turkey				182,199
	Ukraine (0.5%)
100	Ukraine Government International Bond	6.75		11/14/17	92,000
	Uruguay (0.1%)
10	Uruguay Government International Bond	8.00		11/18/22	12,665
	Venezuela (1.9%)
130	Petroleos de Venezuela SA	8.50		11/02/17	119,437
20	Venezuela Government International Bond	6.00		12/09/20	14,700
150	Venezuela Government International Bond	7.65		04/21/25	112,500
159	Venezuela Government International Bond	9.25		09/15/27	135,150
	Total Venezuela				381,787
	Total Sovereign (Cost $1,937,166)				2,206,840
	Municipal Bonds (1.0%)
15	City of Chicago, IL, O'Hare International Airport Revenue	6.395		01/01/40	17,794
30	City of New York, NY, Series G-1	5.968		03/01/36	34,548
75	Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds	6.184		01/01/34	89,051
20	Municipal Electric Authority of Georgia	6.655		04/01/57	21,715
40	State of California, General Obligation Bonds	5.95		04/01/16	44,544
	Total Municipal Bonds (Cost $180,202)				207,652
	Agency Fixed Rate Mortgages (0.7%)
	Federal National Mortgage Association, Conventional Pools:
74		6.50		07/01/29 - 11/01/33	84,038
33		7.00		02/01/33	38,158
	IO STRIPS
17		6.50	(h)	12/01/29	2,033
14		7.00	(h)	11/01/19	1,978
56		8.00	(h)	06/01/35	10,651
1	Government National Mortgage Association, Various Pool	8.00		06/15/26	616
	Total Agency Fixed Rate Mortgages (Cost $114,459)				137,474

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Asset-Backed Securities (2.9%)
$170	Citigroup Mortgage Loan Trust, Inc. (See Note 6)	5.53%		11/25/34	$175,642
70	CVS Pass-Through Trust	6.036		12/10/28	79,320
125	Ford Credit Floorplan Master Owner Trust (a)	1.893	(h)	02/15/17	127,578
167	GSAA Home Equity Trust	4.606	(h)	06/25/34	177,079
20	Specialty Underwriting & Residential Finance	0.733	(h)	05/25/35	17,786
	Total Asset-Backed Securities (Cost $541,197)				577,405
	U.S. Treasury Securities (11.1%)
	U.S. Treasury Bonds
200		3.125		11/15/41 - 02/15/43	187,303
120		6.25		05/15/30	170,053
1,875	U.S. Treasury Notes	0.375		06/15/15 - 01/15/16	1,873,155
	Total U.S. Treasury Securities (Cost $2,257,274)				2,230,511
	Mortgages - Other (8.7%)
	Alternative Loan Trust
22		5.50		02/25/36	18,080
107		5.50		05/25/36	92,545
81		6.00		04/25/36	66,461
42		6.00		05/25/36	34,688
61		6.00		12/25/36	44,452
144		6.00		07/25/37	124,036
	PAC
11		5.50		02/25/36	9,215
40		6.00		04/25/36	32,183
160	Banc of America Alternative Loan Trust	5.913	(h)	10/25/36	123,351
46	Banc of America Funding Trust	6.00		07/25/37	36,924
96	CHL Mortgage Pass-Through Trust	0.493	(h)	04/25/46	20,433
309	CSMC Mortgage-Backed Trust	5.837	(h)	04/25/37	185,769
	First Horizon Alternative Mortgage Securities Trust
30		6.00		08/25/36	25,713
59		6.25		08/25/36	49,633
69	GSMSC Pass-Through Trust (a)	7.50	(h)	09/25/36	63,164
	JP Morgan Alternative Loan Trust
157		6.00		12/25/35	137,941
160		6.00		08/25/36	144,353
	Lehman Mortgage Trust
34		5.50		11/25/35	33,315
109		5.50		02/25/36	108,070
167		6.50		09/25/37	144,471
See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$67	Luminent Mortgage Trust	0.363	(h)%	10/25/46	$18,330
	RALI Trust
77		0.693	(h)	03/25/35	50,062
83		6.00		04/25/36	67,911
32		6.00		01/25/37	24,484
	PAC
42		6.00		04/25/36	34,208
71	Residential Asset Securitization Trust	6.00		07/25/36	61,071
	Total Mortgages - Other (Cost $1,645,446)				1,750,863
NUMBER OF SHARES (000)
	Short-Term Investment (2.6%)
	Investment Company
515	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $514,637)				514,637
	Total Investments (Cost $19,370,235) (i)			99.1%	19,867,568
	Other Assets in Excess of Liabilities			0.9	175,020
	Net Assets			100.0%	$20,042,588

  IO    Interest Only.

  MTN    Medium Term Note.

  PAC    Planned Amortization Class.

  STRIPS    Separate Trading of Registered Interest and Principal of Securities.

  (a)    144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)    Issuer in bankruptcy.

  (c)    Non-income producing security; bond in default.

  (d)    Payment-in-kind security.

  (e)    At June 30, 2013, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (f)    Acquired through exchange offer.

  (g)    When-issued security.

  (h)    Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2013.

  (i)    Securities are available for collateral in connection with purchase of a when-issued security, open foreign currency forward exchange contracts, futures contracts and swap agreements.

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2013 (unaudited) continued

FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS OPEN AT JUNE 30, 2013:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse		$328,390	CHF	310,000	07/05/13	$(183)
Goldman Sachs International	NOK	1,482,974		$242,834	07/05/13	(1,278)
HSBC Bank PLC	MXN	1,010,000		$78,378	07/05/13	452
HSBC Bank PLC	SEK	960,000		$143,076	07/05/13	(67)
HSBC Bank PLC		$76,659	MXN	1,010,000	07/05/13	1,268
UBS AG	AUD	160,000		$154,394	07/05/13	8,098
UBS AG	CHF	310,000		$325,254	07/05/13	(2,953)
UBS AG		$148,576	AUD	160,000	07/05/13	(2,280)
UBS AG		$142,307	SEK	960,000	07/05/13	837
Wells Fargo Bank		$251,549	NOK	1,482,974	07/05/13	(7,437)
Credit Suisse	CHF	310,000		$328,487	08/07/13	187
Goldman Sachs International		$242,545	NOK	1,482,974	08/07/13	1,291
HSBC Bank PLC	MXN	1,010,000		$76,445	08/07/13	(1,254)
UBS AG	AUD	160,000		$148,211	08/07/13	2,269
UBS AG	SEK	960,000		$142,197	08/07/13	(837)
Net Unrealized Depreciation						$(1,887)

FUTURES CONTRACTS OPEN AT JUNE 30, 2013:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
7	Long	U.S. Treasury Ultra Long Bond, Sep-13	$1,031,188	$(39,484)
4	Long	U.S. Treasury 2 yr. Note, Sep-13	880,000	(547)
5	Short	U.S. Treasury 5 yr. Note, Sep-13	(605,234)	6,453
7	Short	U.S. Treasury 10 yr. Note, Sep-13	(885,938)	(2,198)
Net Unrealized Depreciation				$(35,776)

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2013 (unaudited) continued

CREDIT DEFAULT SWAP AGREEMENTS OPEN AT JUNE 30, 2013:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank Alcoa, Inc.	Buy	$100	1.00%	9/20/18	$(352)	$10,456	$10,104	BBB-
JPMorgan Chase CDX.NA.IG.20	Sell	45	1.00	6/20/18	(240)	528	288	NR
JPMorgan Chase CDX.NA.IG.20	Sell	200	1.00	6/20/18	174	1,104	1,278	NR
JPMorgan Chase Kohl's Corporation	Buy	125	1.00	6/20/18	(5,114)	7,104	1,990	BBB+
Total Credit Default Swaps		$470			$(5,532)	$19,192	$13,660

INTEREST RATE SWAP AGREEMENTS OPEN AT JUNE 30, 2013:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION
Bank of America	$300	3 Month LIBOR	Receive	2.10%	02/05/23	$11,484
Deutsche Bank	265	3 Month LIBOR	Receive	2.80	05/01/43	32,252
Goldman Sachs	270	3 Month LIBOR	Receive	2.90	05/13/43	27,923
JPMorgan Chase	530	3 Month LIBOR	Receive	2.06	02/06/23	22,553
JPMorgan Chase	480	3 Month LIBOR	Receive	2.09	02/15/23	19,388
Total Unrealized Appreciation						$113,600

  LIBOR  London Interbank Offered Rate.

  NR  Not Rated.

  †  Credit rating as issued by Standard & Poor's.

Currency Abbreviations:

AUD  Australian Dollar.

CHF  Swiss Franc.

MXN  Mexican New Peso.

NOK  Norwegian Krone.

SEK  Swedish Krona.

See Notes to Financial Statements

Flexible Income

Summary of Investments ■ June 30, 2013 (unaudited)

PORTFOLIO COMPOSITION	VALUE		PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	$12,242,186		61.6%
U.S. Treasury Securities	2,230,511		11.2
Sovereign	2,206,840		11.1
Mortgages - Other	1,750,863		8.8
Asset-Backed Securities	577,405		2.9
Investment Company	514,637		2.6
Municipal Bonds	207,652		1.1
Agency Fixed Rate Mortgages	137,474		0.7
	$19,867,568	*	100.0%

  *  Does not include open long/short futures contracts with an underlying face amount of $3,402,360 with net unrealized depreciation of $35,776. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $1,887. Also does not include open swap agreements with net unrealized appreciation of $108,068.

See Notes to Financial Statements

Global Infrastructure

Portfolio of Investments ■ June 30, 2013 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.4%) Australia (4.0%)
	Airports
21,584	Sydney Airport	$66,720
	Diversified
67,850	DUET Group (a)	124,725
	Oil & Gas Storage & Transportation
21,186	APA Group (a)	116,060
	Toll Roads
28,213	Macquarie Atlas Roads Group	50,056
100,591	Transurban Group (a)	621,890
		671,946
	Transmission & Distribution
24,898	Spark Infrastructure Group	39,507
	Total Australia	1,018,958
	Austria (0.6%)
	Airports
2,528	Flughafen Wien AG	144,522
	Brazil (1.2%)
	Water
30,110	Cia de Saneamento Basico do Estado de Sao Paulo ADR	313,445
	Canada (11.7%)
	Oil & Gas Storage & Transportation
25,320	Enbridge, Inc.	1,064,369
43,800	TransCanada Corp. (a)	1,885,770
	Total Canada	2,950,139
	China (6.1%)
	Oil & Gas Storage & Transportation
122,500	Beijing Enterprises Holdings Ltd. (b)	882,102
106,000	China Gas Holdings Ltd. (b)	108,377
NUMBER OF SHARES		VALUE
24,000	ENN Energy Holdings Ltd. (b)	$127,952
		1,118,431
	Ports
56,605	China Merchants Holdings International Co., Ltd. (b)	176,251
	Toll Roads
128,000	Jiangsu Expressway Co., Ltd., H Shares (b)	132,026
449,700	Sichuan Expressway Co., Ltd., H Shares (b)	120,599
		252,625
	Total China	1,547,307
	France (2.7%)
	Communications
6,675	Eutelsat Communications SA	189,496
16,944	SES SA	485,213
	Total France	674,709
	Germany (1.9%)
	Airports
7,923	Fraport AG Frankfurt Airport Services Worldwide	479,347
	Italy (6.3%)
	Oil & Gas Storage & Transportation
166,387	Snam SpA	758,021
	Toll Roads
18,817	Atlantia SpA	306,899
19,732	Societa Iniziative Autostradali e Servizi SpA	161,425
		468,324
	Transmission & Distribution
91,922	Terna Rete Elettrica Nazionale SpA	381,924
	Total Italy	1,608,269

See Notes to Financial Statements

Global Infrastructure

Portfolio of Investments ■ June 30, 2013 (unaudited) continued

NUMBER OF SHARES		VALUE
	Japan (1.4%)
	Oil & Gas Storage & Transportation
64,000	Tokyo Gas Co., Ltd.	$353,620
	Luxembourg (0.6%)
	Communications
7,650	Intelsat SA (a)(c)	153,000
	Netherlands (1.5%)
	Oil & Gas Storage & Transportation
6,384	Koninklijke Vopak N.V.	376,638
	Spain (1.2%)
	Diversified
9,065	Ferrovial SA	144,897
	Toll Roads
9,876	Abertis Infraestructuras SA	172,258
	Total Spain	317,155
	Switzerland (1.4%)
	Airports
689	Flughafen Zuerich AG (Registered)	346,123
	United Kingdom (8.2%)
	Transmission & Distribution
135,599	National Grid PLC	1,538,545
	Water
3,990	Pennon Group PLC	39,112
14,796	Severn Trent PLC	374,466
12,602	United Utilities Group PLC	131,102
		544,680
	Total United Kingdom	2,083,225
	United States (49.6%)
	Communications
16,890	American Tower Corp. REIT	1,235,841
10,350	Crown Castle International Corp. (c)	749,237
NUMBER OF SHARES		VALUE
13,420	SBA Communications Corp., Class A (c)	$994,690
		2,979,768
	Diversified
39,110	CenterPoint Energy, Inc.	918,694
	Oil & Gas Storage & Transportation
2,280	Atmos Energy Corp.	93,617
13,030	Cheniere Energy, Inc. (c)	361,713
20,100	Enbridge Energy Management LLC (a)(c)	608,628
25,660	Kinder Morgan, Inc.	978,929
15,260	NiSource, Inc.	437,047
15,630	ONEOK, Inc.	645,675
18,410	PG&E Corp.	841,889
12,380	Sempra Energy	1,012,189
24,385	Spectra Energy Corp.	840,307
25,970	Williams Cos., Inc. (The)	843,246
		6,663,240
	Transmission & Distribution
9,390	ITC Holdings Corp.	857,307
15,668	Northeast Utilities	658,369
		1,515,676
	Water
9,800	American Water Works Co., Inc.	404,054
3,090	California Water Service Group	60,286
		464,340
	Total United States	12,541,718
	Total Common Stocks (Cost $19,300,600)	24,908,175

See Notes to Financial Statements

Global Infrastructure

Portfolio of Investments ■ June 30, 2013 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Short-Term Investments (10.0%) Securities held as Collateral on Loaned Securities
	Investment Company (8.9%)
2,244	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $2,244,356)	$2,244,356
PRINCIPAL AMOUNT (000)
	Repurchase Agreements (1.1%)
$178,504	HSBC Securities USA, Inc. (0.15%, dated 06/28/13, due 07/01/13; proceeds $178,506; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 5.00% due 12/01/26 - 05/01/38; valued at $182,076)	178,504
99,169	Merrill Lynch & Co., Inc. (0.18%, dated 06/28/13, due 07/01/13; proceeds $99,170; fully collateralized by Common Stocks; a Convertible Preferred Stock; and Exchange Traded Funds; valued at $108,647)	99,169
		277,673
	Total Short-Term Investments (Cost $2,522,029)	2,522,029
Total Investments (Cost $21,822,629)	108.4%	27,430,204
Liabilities in Excess of Other Assets	(8.4)	(2,128,208)
Net Assets	100.0%	$25,301,996

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

  (a)  All or a portion of this security was on loan at June 30, 2013.

  (b)  Security trades on the Hong Kong exchange.

  (c)  Non-income producing security.

SUMMARY OF INVESTMENTS INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Oil & Gas Storage & Transportation	$12,336,149		49.5%
Communications	3,807,477		15.3
Transmission & Distribution	3,475,652		13.9
Toll Roads	1,565,153		6.3
Water	1,322,465		5.3
Diversified	1,188,316		4.8
Airports	1,036,712		4.2
Ports	176,251		0.7
	$24,908,175	+	100.0%

+  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Growth

Portfolio of Investments ■ June 30, 2013 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (100.2%)
	Alternative Energy (1.4%)
3,592	Range Resources Corp.	$277,733
	Asset Management & Custodian (2.6%)
1,943	BlackRock, Inc.	499,060
	Automobiles (2.5%)
4,464	Tesla Motors, Inc. (a)	479,568
	Biotechnology (3.5%)
8,983	Illumina, Inc. (a)	672,288
	Cable Television Services (0.5%)
843	Charter Communications, Inc., Class A (a)	104,406
	Chemicals: Diversified (2.9%)
5,640	Monsanto Co.	557,232
	Commercial Services (1.3%)
5,590	Intertek Group PLC (United Kingdom)	248,517
	Communications Technology (3.6%)
12,096	Motorola Solutions, Inc.	698,302
	Computer Services, Software & Systems (19.8%)
2,297	Baidu, Inc. ADR (China) (a)	217,136
45,319	Facebook, Inc., Class A (a)	1,126,630
1,774	Google, Inc., Class A (a)	1,561,776
1,768	LinkedIn Corp., Class A (a)	315,234
10,984	Salesforce.com, Inc. (a)	419,369
3,149	Workday, Inc., Class A (a)	201,820
		3,841,965
	Computer Technology (4.0%)
1,390	Apple, Inc.	550,551
8,069	Yandex N.V., Class A (Russia) (a)	222,947
		773,498
NUMBER OF SHARES		VALUE
	Consumer Lending (9.5%)
4,563	CME Group, Inc.	$346,697
1,251	Mastercard, Inc., Class A	718,699
4,256	Visa, Inc., Class A	777,784
		1,843,180
	Diversified Media (2.9%)
5,013	McGraw Hill Financial, Inc.	266,641
4,013	Naspers Ltd., Class N (South Africa)	296,356
		562,997
	Diversified Retail (14.8%)
5,673	Amazon.com, Inc. (a)	1,575,335
52,843	Groupon, Inc. (a)	449,166
443	NetFlix, Inc. (a)	93,513
924	Priceline.com, Inc. (a)	764,268
		2,882,282
	Drug & Grocery Store Chains (0.5%)
1,978	Whole Foods Market, Inc.	101,827
	Financial Data & Systems (2.7%)
6,605	MSCI, Inc. (a)	219,748
5,051	Verisk Analytics, Inc., Class A (a)	301,545
		521,293
	Health Care Services (0.5%)
1,160	athenahealth, Inc. (a)	98,275
	Insurance: Multi-Line (1.1%)
5,032	American International Group, Inc. (a)	224,930
	Insurance: Property-Casualty (4.0%)
5,549	Arch Capital Group Ltd. (a)	285,274
19,106	Progressive Corp. (The)	485,675
		770,949
	Medical Equipment (3.1%)
1,180	Intuitive Surgical, Inc. (a)	597,764

See Notes to Financial Statements

Growth

Portfolio of Investments ■ June 30, 2013 (unaudited) continued

NUMBER OF SHARES		VALUE
	Pharmaceuticals (5.6%)
6,217	Mead Johnson Nutrition Co.	$492,573
6,999	Valeant Pharmaceuticals International, Inc. (Canada) (a)	602,474
		1,095,047
	Radio & TV Broadcasters (0.5%)
28,815	Sirius XM Radio, Inc.	96,530
	Recreational Vehicles & Boats (3.3%)
20,703	Edenred (France)	633,279
	Restaurants (2.8%)
8,431	Starbucks Corp.	552,146
	Semiconductors & Components (2.0%)
2,062	ARM Holdings PLC ADR (United Kingdom)	74,603
7,185	First Solar, Inc. (a)	321,385
		395,988
	Textiles Apparel & Shoes (4.8%)
2,743	Christian Dior SA (France)	442,733
8,666	Coach, Inc.	494,742
		937,475
	Total Common Stocks (Cost $13,140,087)	19,466,531
NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (0.1%)
	Investment Company
18	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $18,195)	$18,195
Total Investments (Cost $13,158,282)	100.3%	19,484,726
Liabilities in Excess of Other Assets	(0.3)	(51,375)
Net Assets	100.0%	$19,433,351

  ADR  American Depositary Receipt.

  (a)  Non-income producing security.

See Notes to Financial Statements

Growth

Summary of Investments ■ June 30, 2013 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Computer Services, Software & Systems	$3,841,965	19.7%
Diversified Retail	2,882,282	14.8
Consumer Lending	1,843,180	9.5
Pharmaceuticals	1,095,047	5.6
Textiles Apparel & Shoes	937,475	4.8
Computer Technology	773,498	4.0
Insurance: Property-Casualty	770,949	4.0
Communications Technology	698,302	3.6
Biotechnology	672,288	3.4
Recreational Vehicles & Boats	633,279	3.2
Medical Equipment	597,764	3.1
Diversified Media	562,997	2.9
Chemicals: Diversified	557,232	2.9
INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Restaurants	$552,146	2.8%
Financial Data & Systems	521,293	2.7
Asset Management & Custodian	499,060	2.6
Automobiles	479,568	2.5
Semiconductors & Components	395,988	2.0
Alternative Energy	277,733	1.4
Commercial Services	248,517	1.3
Insurance: Multi-Line	224,930	1.1
Cable Television Services	104,406	0.5
Drug & Grocery Store Chains	101,827	0.5
Health Care Services	98,275	0.5
Radio & TV Broadcasters	96,530	0.5
Investment Company	18,195	0.1
	$19,484,726	100.0%

See Notes to Financial Statements

Focus Growth

Portfolio of Investments ■ June 30, 2013 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.2%)
	Alternative Energy (1.5%)
13,009	Range Resources Corp.	$1,005,856
	Asset Management & Custodian (2.8%)
7,382	BlackRock, Inc.	1,896,067
	Automobiles (2.4%)
15,041	Tesla Motors, Inc. (a)	1,615,855
	Biotechnology (4.0%)
36,255	Illumina, Inc. (a)	2,713,324
	Chemicals: Diversified (3.5%)
23,804	Monsanto Co.	2,351,835
	Communications Technology (4.1%)
47,937	Motorola Solutions, Inc.	2,767,403
	Computer Services, Software & Systems (21.4%)
8,001	Baidu, Inc. ADR (China) (a)	756,335
171,980	Facebook, Inc., Class A (a)	4,275,423
6,735	Google, Inc., Class A (a)	5,929,292
6,714	LinkedIn Corp., Class A (a)	1,197,106
43,124	Salesforce.com, Inc. (a)	1,646,474
10,947	Workday, Inc., Class A (a)	701,593
		14,506,223
	Computer Technology (4.5%)
5,295	Apple, Inc.	2,097,244
34,129	Yandex N.V., Class A (Russia) (a)	942,984
		3,040,228
	Consumer Lending (8.0%)
4,551	Mastercard, Inc., Class A	2,614,550
15,483	Visa, Inc., Class A	2,829,518
		5,444,068
	Diversified Media (1.9%)
17,696	Naspers Ltd., Class N (South Africa)	1,306,830
NUMBER OF SHARES		VALUE
	Diversified Retail (16.5%)
23,265	Amazon.com, Inc. (a)	$6,460,458
202,404	Groupon, Inc. (a)	1,720,434
3,618	Priceline.com, Inc. (a)	2,992,556
		11,173,448
	Financial Data & Systems (1.2%)
24,584	MSCI, Inc. (a)	817,910
	Insurance: Property-Casualty (4.7%)
21,754	Arch Capital Group Ltd. (a)	1,118,373
80,401	Progressive Corp. (The)	2,043,793
		3,162,166
	Medical Equipment (3.3%)
4,481	Intuitive Surgical, Inc. (a)	2,269,985
	Pharmaceuticals (5.8%)
22,196	Mead Johnson Nutrition Co.	1,758,589
25,287	Valeant Pharmaceuticals International, Inc. (Canada) (a)	2,176,705
		3,935,294
	Recreational Vehicles & Boats (3.4%)
75,032	Edenred (France)	2,295,136
	Restaurants (3.1%)
31,818	Starbucks Corp.	2,083,761
	Semiconductors & Components (1.8%)
27,656	First Solar, Inc. (a)	1,237,053
	Textiles Apparel & Shoes (5.3%)
10,738	Christian Dior SA (France)	1,733,162
33,160	Coach, Inc.	1,893,104
		3,626,266
	Total Common Stocks (Cost $44,944,278)	67,248,708

See Notes to Financial Statements

Focus Growth

Portfolio of Investments ■ June 30, 2013 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (0.9%)
	Investment Company
606	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $605,745)	$605,745
Total Investments (Cost $45,550,023)	100.1%	67,854,453
Liabilities in Excess of Other Assets	(0.1)	(44,636)
Net Assets	100.0%	$67,809,817

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

SUMMARY OF INVESTMENTS INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Computer Services, Software & Systems	$14,506,223	21.4%
Diversified Retail	11,173,448	16.5
Consumer Lending	5,444,068	8.0
Pharmaceuticals	3,935,294	5.8
Textiles Apparel & Shoes	3,626,266	5.3
Insurance: Property-Casualty	3,162,166	4.6
Computer Technology	3,040,228	4.5
Communications Technology	2,767,403	4.1
Biotechnology	2,713,324	4.0
Chemicals: Diversified	2,351,835	3.5
Recreational Vehicles & Boats	2,295,136	3.4
Medical Equipment	2,269,985	3.3
Restaurants	2,083,761	3.1
Asset Management & Custodian	1,896,067	2.8
Automobiles	1,615,855	2.4
Diversified Media	1,306,830	1.9
Semiconductors & Components	1,237,053	1.8
Alternative Energy	1,005,856	1.5
Financial Data & Systems	817,910	1.2
Investment Company	605,745	0.9
	$67,854,453	100.0%

See Notes to Financial Statements

Multi Cap Growth

Portfolio of Investments ■ June 30, 2013 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (100.5%)
	Alternative Energy (1.4%)
2,892	Range Resources Corp.	$223,609
	Automobiles (2.6%)
3,829	Tesla Motors, Inc. (a)	411,349
	Biotechnology (4.1%)
8,642	Illumina, Inc. (a)	646,767
	Chemicals: Diversified (2.9%)
4,565	Monsanto Co.	451,022
	Commercial Services (7.7%)
11,374	Advisory Board Co. (The) (a)	621,589
9,407	Corporate Executive Board Co. (The)	594,711
		1,216,300
	Communications Technology (3.6%)
9,776	Motorola Solutions, Inc.	564,369
	Computer Services, Software & Systems (23.3%)
1,859	Baidu, Inc. ADR (China) (a)	175,731
34,865	Facebook, Inc., Class A (a)	866,744
1,378	Google, Inc., Class A (a)	1,213,150
2,096	LinkedIn Corp., Class A (a)	373,717
9,044	Salesforce.com, Inc. (a)	345,300
9,319	Solera Holdings, Inc.	518,602
2,539	Workday, Inc., Class A (a)	162,725
		3,655,969
	Computer Technology (4.9%)
925	Apple, Inc.	366,374
14,481	Yandex N.V., Class A (Russia) (a)	400,110
		766,484
	Consumer Lending (7.7%)
1,013	Mastercard, Inc., Class A	581,969
3,440	Visa, Inc., Class A	628,660
		1,210,629
NUMBER OF SHARES		VALUE
	Diversified Retail (14.6%)
4,589	Amazon.com, Inc. (a)	$1,274,319
43,492	Groupon, Inc. (a)	369,682
785	Priceline.com, Inc. (a)	649,297
		2,293,298
	Financial Data & Systems (2.3%)
10,746	MSCI, Inc. (a)	357,519
	Foods (1.7%)
7,787	Fiesta Restaurant Group, Inc. (a)	267,795
	Health Care Services (3.4%)
6,344	athenahealth, Inc. (a)	537,464
	Insurance: Property-Casualty (2.5%)
7,468	Arch Capital Group Ltd. (a)	383,930
	Medical Equipment (3.1%)
951	Intuitive Surgical, Inc. (a)	481,758
	Pharmaceuticals (3.7%)
9,679	Ironwood Pharmaceuticals, Inc. (a)	96,306
5,630	Valeant Pharmaceuticals International, Inc. (Canada) (a)	484,630
		580,936
	Recreational Vehicles & Boats (3.4%)
17,678	Edenred (France)	540,748
	Restaurants (2.8%)
6,810	Starbucks Corp.	445,987
	Semiconductors & Components (2.5%)
8,602	First Solar, Inc. (a)	384,767
	Textiles Apparel & Shoes (2.3%)
2,219	Christian Dior SA (France)	358,157
	Total Common Stocks (Cost $10,956,589)	15,778,857

See Notes to Financial Statements

Multi Cap Growth

Portfolio of Investments ■ June 30, 2013 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (0.0%)
	Investment Company
7	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $6,669)	$6,669
Total Investments (Cost $10,963,258)	100.5%	15,785,526
Liabilities in Excess of Other Assets	(0.5)	(76,488)
Net Assets	100.0%	$15,709,038

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

SUMMARY OF INVESTMENTS INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Computer Services, Software & Systems	$3,655,969	23.2%
Diversified Retail	2,293,298	14.5
Commercial Services	1,216,300	7.7
Consumer Lending	1,210,629	7.7
Computer Technology	766,484	4.9
Biotechnology	646,767	4.1
Pharmaceuticals	580,936	3.7
Communications Technology	564,369	3.6
Recreational Vehicles & Boats	540,748	3.4
Health Care Services	537,464	3.4
Medical Equipment	481,758	3.0
Chemicals: Diversified	451,022	2.9
Restaurants	445,987	2.8
Automobiles	411,349	2.6
Semiconductors & Components	384,767	2.4
Insurance: Property-Casualty	383,930	2.4
Textiles Apparel & Shoes	358,157	2.3
Financial Data & Systems	357,519	2.3
Foods	267,795	1.7
Alternative Energy	223,609	1.4
Investment Company	6,669	0.0 *
	$15,785,526	100.0%

*  Amount is less than 0.05%

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments ■ June 30, 2013 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.1%)
	Advertising Agencies (1.1%)
17,325	Aimia, Inc. (Canada)	$259,290
	Alternative Energy (2.8%)
7,109	Range Resources Corp.	549,668
6,058	Ultra Petroleum Corp. (a)	120,069
		669,737
	Automobiles (2.4%)
5,410	Tesla Motors, Inc. (a)	581,196
	Beverage: Soft Drinks (1.7%)
6,708	Monster Beverage Corp. (a)	407,645
	Biotechnology (4.0%)
12,988	Illumina, Inc. (a)	972,022
	Cement (2.3%)
5,618	Martin Marietta Materials, Inc.	552,924
	Chemicals: Diversified (2.4%)
9,036	Rockwood Holdings, Inc.	578,575
	Commercial Services (4.9%)
11,673	Gartner, Inc. (a)	665,244
6,677	Intertek Group PLC (United Kingdom)	296,842
2,031	MercadoLibre, Inc. (Brazil)	218,861
		1,180,947
	Communications Technology (3.3%)
13,849	Motorola Solutions, Inc.	799,503
	Computer Services, Software & Systems (17.4%)
15,728	Akamai Technologies, Inc. (a)	669,227
5,550	IHS, Inc., Class A (a)	579,309
3,194	LinkedIn Corp., Class A (a)	569,490
4,300	Mail.ru Group Ltd. GDR (Russia)	123,238
6,301	Qihoo 360 Technology Co., Ltd. ADR (China) (a)	290,917
14,032	Salesforce.com, Inc. (a)	535,742
3,511	ServiceNow, Inc. (a)	141,809
2,000	SINA Corp. (China) (a)	111,460
14,425	Solera Holdings, Inc.	802,751
NUMBER OF SHARES		VALUE
3,869	Workday, Inc., Class A (a)	$247,964
47,090	Zynga, Inc., Class A (a)	130,910
		4,202,817
	Computer Technology (4.0%)
15,229	Dropbox, Inc. (a)(b)(c) (acquisition cost - $137,809; acquired 05/01/12)	129,903
20,431	Yandex N.V., Class A (Russia) (a)	564,509
13,912	Youku Tudou, Inc. ADR (China) (a)	266,971
		961,383
	Consumer Lending (1.7%)
2,280	IntercontinentalExchange, Inc. (a)	405,293
	Consumer Services: Miscellaneous (0.8%)
25,470	Qualicorp SA (Brazil) (a)	192,907
	Diversified Manufacturing Operations (1.0%)
4,757	Colfax Corp. (a)	247,887
	Diversified Media (1.5%)
6,631	McGraw Hill Financial, Inc.	352,703
	Diversified Retail (6.1%)
12,316	Dollar Tree, Inc. (a)	626,146
65,242	Groupon, Inc. (a)	554,557
4,791	TripAdvisor, Inc. (a)	291,628
		1,472,331
	Electronic Components (0.6%)
3,501	3D Systems Corp. (a)	153,694
	Electronic Entertainment (0.7%)
3,549	Splunk, Inc. (a)	164,532
	Entertainment (1.1%)
153	Legend Pictures LLC Ltd. (a)(b)(c) (acquisition cost - $163,577; acquired 03/08/12)	257,576

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments ■ June 30, 2013 (unaudited) continued

NUMBER OF SHARES		VALUE
	Financial Data & Systems (3.9%)
17,005	MSCI, Inc. (a)	$565,756
6,277	Verisk Analytics, Inc., Class A (a)	374,737
		940,493
	Foods (2.2%)
7,755	McCormick & Co., Inc.	545,642
	Health Care Services (4.1%)
7,155	athenahealth, Inc. (a)	606,172
3,399	Stericycle, Inc. (a)	375,351
		981,523
	Hotel/Motel (0.9%)
3,940	Wyndham Worldwide Corp.	225,486
	Insurance: Property-Casualty (4.9%)
11,459	Arch Capital Group Ltd. (a)	589,107
23,005	Progressive Corp. (The)	584,787
		1,173,894
	Medical Equipment (2.0%)
937	Intuitive Surgical, Inc. (a)	474,665
	Personal Care (0.5%)
4,065	Sally Beauty Holdings, Inc. (a)	126,422
	Pharmaceuticals (3.1%)
14,671	Ironwood Pharmaceuticals, Inc. (a)	145,977
7,635	Mead Johnson Nutrition Co.	604,921
		750,898
	Publishing (1.6%)
4,914	Morningstar, Inc.	381,228
	Recreational Vehicles & Boats (3.2%)
25,720	Edenred (France)	786,743
	Restaurants (4.2%)
9,251	Dunkin' Brands Group, Inc.	396,128
3,371	Panera Bread Co., Class A (a)	626,804
		1,022,932
	Scientific Instruments: Pollution Control (1.5%)
18,502	Covanta Holding Corp.	370,410
NUMBER OF SHARES		VALUE
	Semiconductors & Components (1.6%)
8,906	First Solar, Inc. (a)	$398,365
	Specialty Retail (0.5%)
1,339	Ulta Salon Cosmetics & Fragrance, Inc. (a)	134,114
	Textiles Apparel & Shoes (2.6%)
8,491	Carter's, Inc.	628,928
	Utilities: Electrical (1.5%)
9,671	Brookfield Infrastructure Partners LP (Canada)	353,185
	Total Common Stocks (Cost $18,830,160)	23,707,890
	Convertible Preferred Stocks (0.1%)
	Communications Technology (0.0%)
2,438	Peixe Urbano, Inc. (Brazil) (a)(b)(c) (acquisition cost - $80,261; acquired 12/02/11)	4,754
	Computer Technology (0.1%)
1,479	Dropbox, Inc., Series A (a)(b)(c) (acquisition cost - $13,384; acquired 05/25/12)	12,616
	Total Convertible Preferred Stocks (Cost $93,645)	17,370
	Preferred Stock (0.2%)
	Computer Services, Software & Systems
14,953	Palantir Technologies, Inc., Series G (a)(b)(c) (acquisition cost - $45,756; acquired 07/19/12) (Cost $45,756)	42,915

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments ■ June 30, 2013 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (1.5%)
	Investment Company
364	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $364,358)	$364,358
Total Investments (Cost $19,333,919)	99.9%	24,132,533
Other Assets in Excess of Liabilities	0.1	16,490
Net Assets	100.0%	$24,149,023

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

  (a)  Non-income producing security.

  (b)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2013 amounts to $447,764 and represents 1.9% of net assets.

  (c)  At June 30, 2013, the Portfolio held fair valued securities valued at $447,764, representing 1.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

See Notes to Financial Statements

Mid Cap Growth

Summary of Investments ■ June 30, 2013 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Computer Services, Software & Systems	$4,245,732	17.6%
Diversified Retail	1,472,331	6.1
Commercial Services	1,180,947	4.9
Insurance: Property-Casualty	1,173,894	4.9
Restaurants	1,022,932	4.2
Health Care Services	981,523	4.1
Computer Technology	973,999	4.0
Biotechnology	972,022	4.0
Financial Data & Systems	940,493	3.9
Communications Technology	804,257	3.3
Recreational Vehicles & Boats	786,743	3.3
Pharmaceuticals	750,898	3.1
Alternative Energy	669,737	2.8
Textiles Apparel & Shoes	628,928	2.6
Automobiles	581,196	2.4
Chemicals: Diversified	578,575	2.4
Cement	552,924	2.3
Foods	545,642	2.3
Medical Equipment	474,665	2.0
INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Beverage: Soft Drinks	$407,645	1.7%
Consumer Lending	405,293	1.7
Semiconductors & Components	398,365	1.6
Publishing	381,228	1.6
Scientific Instruments: Pollution Control	370,410	1.5
Investment Company	364,358	1.5
Utilities: Electrical	353,185	1.5
Diversified Media	352,703	1.5
Advertising Agencies	259,290	1.1
Entertainment	257,576	1.1
Diversified Manufacturing Operations	247,887	1.0
Hotel/Motel	225,486	0.9
Consumer Services: Miscellaneous	192,907	0.8
Electronic Entertainment	164,532	0.7
Electronic Components	153,694	0.6
Specialty Retail	134,114	0.5
Personal Care	126,422	0.5
	$24,132,533	100.0%

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Financial Statements

Statements of Assets and Liabilities
June 30, 2013 (unaudited)

	Money Market		Flexible Income		Global Infrastructure		Growth
Assets:
Investments in securities, at value*	$62,651,166	(1)	$18,994,106		$25,185,848	(2)	$19,466,531
Investments in affiliates, at value**	—		873,462		2,244,356		18,195
Total investments in securities, at value	62,651,166		19,867,568		27,430,204		19,484,726
Unrealized appreciation on open swap agreements	—		113,774		—		—
Unrealized appreciation on open foreign currency forward exchange contracts	—		14,402		—		—
Cash	9,115		5,671	(3)	261,321	(3)	—
Receivable for:
Investments sold	—		146,951		326,853		—
Interest and paydown	13,594		253,049		—		—
Dividends	—		—		152,633		8,184
Variation margin	—		37,030		—		—
Foreign withholding taxes reclaimed	—		—		16,004		3,835
Premium paid on open swap agreements	—		19,192		—		—
Interest and dividends from affiliates	—		2,764		1		17
Due from Adviser	1,486		—		—		—
Prepaid expenses and other assets	3,485		2,677		5,812		3,243
Total Assets	62,678,846		20,463,078		28,192,828		19,500,005
Liabilities:
Collateral on securities loaned, at value	—		—		2,842,160		—
Unrealized depreciation on open swap agreements	—		5,706		—		—
Unrealized depreciation on open foreign currency forward exchange contracts	—		16,289		—		—
Payable for:
Shares of beneficial interest redeemed	465,101		8,276		12,080		7,818
Investments purchased	—		286,895		—		—
Advisory fee	—		5,342		12,195		8,025
Distribution fee (Class Y)	—		2,246		1,486		2,181
Administration fee	—		1,352		1,712		1,288
Transfer agent fee	504		282		218		177
Accrued expenses and other payables	27,294		94,102		20,981		47,165
Total Liabilities	492,899		420,490		2,890,832		66,654
Net Assets	$62,185,947		$20,042,588		$25,301,996		$19,433,351
Composition of Net Assets:
Paid-in-capital	$62,185,312		$32,900,193		$17,836,763		$10,807,893
Net unrealized appreciation (depreciation)	—		567,617		5,606,230		6,326,444
Accumulated undistributed net investment income (net investment loss)	2,101		1,547,541		283,529		(30,351)
Accumulated net realized gain (loss)	(1,466)		(14,972,763)		1,575,474		2,329,365
Net Assets	$62,185,947		$20,042,588		$25,301,996		$19,433,351
* Cost	$62,651,166		$18,525,923		$19,578,273		$13,140,087
** Affiliated Cost	$—		$844,312		$2,244,356		$18,195
Class X Shares:
Net Assets	$22,193,183		$9,449,707		$18,229,528		$8,918,053
Shares Outstanding (unlimited shares authorized, $0.01 par value)	22,193,193		1,483,493		790,653		323,714
Net Asset Value Per Share	$1.00		$6.37		$23.06		$27.55
Class Y Shares:
Net Assets	$39,992,764		$10,592,881		$7,072,468		$10,515,298
Shares Outstanding (unlimited shares authorized, $0.01 par value)	39,992,119		1,675,509		306,852		392,097
Net Asset Value Per Share	$1.00		$6.32		$23.05		$26.82

(1)  Including repurchase agreements of $27,144,000.

(2)  Including security loaned at value of $2,694,871.

(3)  Including foreign currency valued at $5,058, $24,570, and $2,380, respectively with a cost of $5,182, $24,611, and $2,390, respectively.

See Notes to Financial Statements

	Focus Growth	Multi Cap Growth	Mid Cap Growth
Assets:
Investments in securities, at value*	$67,248,708	$15,778,857	$23,768,175
Investments in affiliates, at value**	605,745	6,669	364,358
Total investments in securities, at value	67,854,453	15,785,526	24,132,533
Unrealized appreciation on open swap agreements	—	—	—
Unrealized appreciation on open foreign currency forward exchange contracts	—	—	—
Cash	—	—	5,936	(3)
Receivable for:
Investments sold	—	—	41,496
Interest and paydown	—	—	—
Dividends	31,202	2,542	9,540
Variation margin	—	—	—
Foreign withholding taxes reclaimed	14,739	—	1,516
Premium paid on open swap agreements	—	—	—
Interest and dividends from affiliates	99	19	42
Due from Adviser	—	—	—
Prepaid expenses and other assets	4,427	4,495	7,432
Total Assets	67,904,920	15,792,582	24,198,495
Liabilities:
Collateral on securities loaned, at value	—	—	—
Unrealized depreciation on open swap agreements	—	—	—
Unrealized depreciation on open foreign currency forward exchange contracts	—	—	—
Payable for:
Shares of beneficial interest redeemed	22,431	13,099	8,324
Investments purchased	—	—	—
Advisory fee	30,420	8,658	8,264
Distribution fee (Class Y)	2,977	1,706	1,311
Administration fee	4,488	1,037	1,587
Transfer agent fee	255	531	689
Accrued expenses and other payables	34,532	58,513	29,297
Total Liabilities	95,103	83,544	49,472
Net Assets	$67,809,817	$15,709,038	$24,149,023
Composition of Net Assets:
Paid-in-capital	$41,198,132	$9,258,370	$19,065,879
Net unrealized appreciation (depreciation)	22,304,429	4,822,268	4,798,553
Accumulated undistributed net investment income (net investment loss)	249,376	(99,458)	(19,434)
Accumulated net realized gain (loss)	4,057,880	1,727,858	304,025
Net Assets	$67,809,817	$15,709,038	$24,149,023
* Cost	$44,944,278	$10,956,589	$18,969,561
** Affiliated Cost	$605,745	$6,669	$364,358
Class X Shares:
Net Assets	$53,357,709	$7,414,890	$17,778,826
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,040,529	417,420	475,458
Net Asset Value Per Share	$26.15	$17.76	$37.39
Class Y Shares:
Net Assets	$14,452,108	$8,294,148	$6,370,197
Shares Outstanding (unlimited shares authorized, $0.01 par value)	563,584	483,487	174,330
Net Asset Value Per Share	$25.64	$17.15	$36.54

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Operations
For the six months ended June 30, 2013 (unaudited)

	Money Market	Flexible Income	Global Infrastructure	Growth
Net Investment Income:
Income
Dividends†	$—	$16	$469,679	$110,844
Interest†	70,946	581,313	—	—
Interest and dividends from affiliates (Note 6)	—	10,042	41	346
Income from securities loaned - net	—	—	3	—
Total Income	70,946	591,371	469,723	111,190
†Net of foreign withholding taxes	—	—	25,486	6,011
Expenses
Advisory fee (Note 4)	143,722	34,324	76,851	49,260
Professional fees	38,038	20,968	29,662	20,533
Distribution fee (Class Y shares) (Note 5)	52,095	14,385	9,475	13,409
Merger expense	—	53,829	—	29,187
Custodian fees	9,046	15,939	20,921	7,991
Administration fee (Note 4)	15,969	8,581	10,786	7,882
Shareholder reports and notices	10,650	7,286	5,841	3,649
Transfer agent fees and expenses	1,846	1,615	1,551	1,510
Trustees' fees and expenses	1,261	220	449	410
Other	3,722	26,551	8,548	7,125
Total Expenses	276,349	183,698	164,084	140,956
Less: amounts waived (Note 5)	(208,598)	—	—	—
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	—	(375)	(197)	(405)
Net Expenses	67,751	183,323	163,887	140,551
Net Investment Income (Loss)	3,195	408,048	305,836	(29,361)
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	—	338,015	1,700,155	913,764
Investments in affiliates (Note 6)	—	2,264	—	—
Futures contracts	—	(66,027)	—	—
Swap agreements	—	70,191	—	—
Foreign currency forward exchange contracts	—	11,143	—	—
Foreign currency translation	—	102	(1,297)	699
Net Realized Gain	—	355,688	1,698,858	914,463
Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(945,513)	(569,638)	1,320,439
Investments in affiliates (Note 6)	—	147	—	—
Futures contracts	—	(41,812)	—	—
Swap agreements	—	116,700	—	—
Foreign currency forward exchange contracts	—	(1,341)	—	—
Foreign currency translation	—	(89)	(2,132)	—
Net Change in Unrealized Appreciation (Depreciation)	—	(871,908)	(571,770)	1,320,439
Net Gain (Loss)	—	(516,220)	1,127,088	2,234,902
Net Increase (Decrease)	$3,195	$(108,172)	$1,432,924	$2,205,541
See Notes to Financial Statements

	Focus Growth	Multi Cap Growth	Mid Cap Growth
Net Investment Income:
Income
Dividends†	$337,414	$50,438	$99,382
Interest†	—	—	—
Interest and dividends from affiliates (Note 6)	1,282	288	383
Income from securities loaned - net	—	—	—
Total Income	338,696	50,726	99,765
†Net of foreign withholding taxes	19,864	4,608	5,360
Expenses
Advisory fee (Note 4)	186,611	53,234	50,124
Professional fees	22,113	23,090	31,684
Distribution fee (Class Y shares) (Note 5)	18,524	10,496	7,980
Merger expense	—	29,319	—
Custodian fees	7,368	12,075	13,371
Administration fee (Note 4)	27,392	6,356	9,547
Shareholder reports and notices	7,381	7,540	4,793
Transfer agent fees and expenses	1,755	1,864	2,024
Trustees' fees and expenses	940	295	818
Other	7,295	5,576	5,667
Total Expenses	279,379	149,845	126,008
Less: amounts waived (Note 5)	—	—	—
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(1,534)	(340)	(452)
Net Expenses	277,845	149,505	125,556
Net Investment Income (Loss)	60,851	(98,779)	(25,791)
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	5,089,776	1,399,438	356,887
Investments in affiliates (Note 6)	—	—	—
Futures contracts	—	—	—
Swap agreements	—	—	—
Foreign currency forward exchange contracts	—	—	—
Foreign currency translation	(1,698)	(146)	501
Net Realized Gain	5,088,078	1,399,292	357,388
Change in Unrealized Appreciation (Depreciation) on:
Investments	2,821,318	492,510	2,883,507
Investments in affiliates (Note 6)	—	—	—
Futures contracts	—	—	—
Swap agreements	—	—	—
Foreign currency forward exchange contracts	—	—	—
Foreign currency translation	—	4	(52)
Net Change in Unrealized Appreciation (Depreciation)	2,821,318	492,514	2,883,455
Net Gain (Loss)	7,909,396	1,891,806	3,240,843
Net Increase (Decrease)	$7,970,247	$1,793,027	$3,215,052

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets

	Money Market		Flexible Income		Global Infrastructure
	For The Six Months Ended June 30, 2013	For The Year Ended December 31, 2012	For The Six Months Ended June 30, 2013	For The Year Ended December 31, 2012	For The Six Months Ended June 30, 2013	For The Year Ended December 31, 2012
	(unaudited)		(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,195	$6,030	$408,048	$1,118,695	$305,836	$603,375
Net realized gain (loss)	—	13	355,688	762,872	1,698,858	2,329,500
Net change in unrealized appreciation (depreciation)	—	—	(871,908)	944,611	(571,770)	1,582,220
Net Increase (Decrease)	3,195	6,043	(108,172)	2,826,178	1,432,924	4,515,095
Dividends and Distributions to Shareholders from:
Net investment income
Class X Shares	(1,110)	(3,087)	—	(689,754)	(468,224)	(438,478)
Class Y Shares	(2,084)	(5,999)	—	(775,294)	(162,916)	(151,957)
Net realized gain
Class X Shares	—	—	—	—	(1,650,640)	(1,819,783)
Class Y Shares	—	—	—	—	(641,949)	(715,240)
Total Dividends and Distributions	(3,194)	(9,086)	—	(1,465,048)	(2,923,729)	(3,125,458)
Net increase (decrease) from transactions in shares of beneficial interest	(8,676,364)	(12,770,135)	(2,132,321)	(3,011,347)	36,993	(2,779,186)
Net Decrease	(8,676,363)	(12,773,178)	(2,240,493)	(1,650,217)	(1,453,812)	(1,389,549)
Net Assets:
Beginning of period	70,862,310	83,635,488	22,283,081	23,933,298	26,755,808	28,145,357
End of Period	$62,185,947	$70,862,310	$20,042,588	$22,283,081	$25,301,996	$26,755,808
Accumulated Undistributed Net Investment Income (Loss)	$2,101	$2,100	$1,547,541	$1,139,493	$283,529	$608,833

See Notes to Financial Statements

	Growth		Focus Growth
	For The Six Months Ended June 30, 2013	For The Year Ended December 31, 2012	For The Six Months Ended June 30, 2013	For The Year Ended December 31, 2012
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(29,361)	$12,218	$60,851	$242,888
Net realized gain (loss)	914,463	1,581,213	5,088,077	(998,475)
Net change in unrealized appreciation (depreciation)	1,320,439	1,501,827	2,821,319	10,575,140
Net Increase (Decrease)	2,205,541	3,095,258	7,970,247	9,819,553
Dividends and Distributions to Shareholders from:
Net investment income
Class X Shares	—	—	—	—
Class Y Shares	—	—	—	—
Net realized gain
Class X Shares	—	(443,966)	—	(1,852,844)
Class Y Shares	—	(552,326)	—	(553,913)
Total Dividends and Distributions	—	(996,292)	—	(2,406,757)
Net increase (decrease) from transactions in shares of beneficial interest	(2,581,617)	(4,443,469)	(8,300,914)	(11,281,645)
Net Decrease	(376,076)	(2,344,503)	(330,667)	(3,868,849)
Net Assets:
Beginning of period	19,809,427	22,153,930	68,140,484	72,009,333
End of Period	$19,433,351	$19,809,427	$67,809,817	$68,140,484
Accumulated Undistributed Net Investment Income (Loss)	$(30,351)	$(990)	$249,376	$188,525

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued

	Multi Cap Growth		Mid Cap Growth
	For The Six Months Ended June 30, 2013	For The Year Ended December 31, 2012	For The Six Months Ended June 30, 2013	For The Year Ended December 31, 2012
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(98,779)	$(76,144)	$(25,791)	$74,507
Net realized gain	1,399,292	341,215	357,388	52,392
Net change in unrealized appreciation (depreciation)	492,514	1,558,346	2,883,455	2,057,997
Net Increase	1,793,027	1,823,417	3,215,052	2,184,896
Dividends and Distributions to Shareholders from:
Net investment income
Class X Shares	—	—	(61,680)	—
Class Y Shares	—	—	(4,099)	—
Net realized gain
Class X Shares	—	(537,907)	(48,492)	(1,395,029)
Class Y Shares	—	(609,634)	(17,822)	(581,952)
Total Dividends and Distributions	—	(1,147,541)	(132,093)	(1,976,981)
Net decrease from transactions in shares of beneficial interest	(1,958,725)	(1,593,485)	(2,375,132)	(3,764,962)
Net Increase (Decrease)	(165,698)	(917,609)	707,827	(3,557,047)
Net Assets:
Beginning of period	15,874,736	16,792,345	23,441,196	26,998,243
End of Period	$15,709,038	$15,874,736	$24,149,023	$23,441,196
Accumulated Undistributed Net Investment Income (Loss)	$(99,458)	$(679)	$(19,434)	$72,136

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Money Market		Flexible Income
	For The Six Months Ended June 30, 2013	For The Year Ended December 31, 2012	For The Six Months Ended June 30, 2013	For The Year Ended December 31, 2012
	(unaudited)		(unaudited)
Class X Shares
Shares
Sold	6,122,404	4,239,694	114,670	38,236
Reinvestment of dividends and distributions	1,110	3,087	—	114,959
Redeemed	(7,175,147)	(8,551,676)	(240,950)	(422,458)
Net Decrease - Class X	(1,051,633)	(4,308,895)	(126,280)	(269,263)
Amount
Sold	$6,122,404	$4,239,694	$743,818	$237,182
Reinvestment of dividends and distributions	1,110	3,087	—	689,754
Redeemed	(7,175,147)	(8,551,676)	(1,565,303)	(2,660,585)
Net Decrease - Class X	$(1,051,633)	$(4,308,895)	$(821,485)	$(1,733,649)
Class Y Shares
Shares
Sold	13,275,461	20,134,683	114,285	207,902
Reinvestment of dividends and distributions	2,084	5,999	—	129,865
Redeemed	(20,902,276)	(28,601,922)	(317,788)	(535,874)
Net Decrease - Class Y	(7,624,731)	(8,461,240)	(203,503)	(198,107)
Amount
Sold	$13,275,461	$20,134,683	$739,984	$1,297,408
Reinvestment of dividends and distributions	2,084	5,999	—	775,294
Redeemed	(20,902,276)	(28,601,922)	(2,050,820)	(3,350,400)
Net Decrease - Class Y	$(7,624,731)	$(8,461,240)	$(1,310,836)	$(1,277,698)

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Global Infrastructure		Growth		Focus Growth
	For The Six Months Ended June 30, 2013	For The Year Ended December 31, 2012	For The Six Months Ended June 30, 2013	For The Year Ended December 31, 2012	For The Six Months Ended June 30, 2013	For The Year Ended December 31, 2012
	(unaudited)		(unaudited)		(unaudited)
Class X Shares
Shares
Sold	5,680	6,829	10,597	14,027	61,533	17,711
Reinvestment of dividends and distributions	91,885	100,770	—	18,662	—	81,948
Redeemed	(78,591)	(190,854)	(43,819)	(94,504)	(304,030)	(460,502)
Net Increase (Decrease) - Class X	18,974	(83,255)	(33,222)	(61,815)	(242,497)	(360,843)
Amount
Sold	$151,461	$159,855	$272,178	$344,756	$1,517,129	$393,653
Reinvestment of dividends and distributions	2,118,864	2,258,261	—	443,966	—	1,852,844
Redeemed	(2,068,241)	(4,576,331)	(1,150,772)	(2,290,070)	(7,583,047)	(10,672,499)
Net Increase (Decrease) - Class X	$202,084	$(2,158,215)	$(878,594)	$(1,501,348)	$(6,065,918)	$(8,426,002)
Class Y Shares
Shares
Sold	6,015	14,958	3,623	43,858	2,691	38,350
Reinvestment of dividends and distributions	34,919	38,714	—	23,787	—	24,917
Redeemed	(42,762)	(77,056)	(70,215)	(185,558)	(93,183)	(187,842)
Net Decrease - Class Y	(1,828)	(23,384)	(66,592)	(117,913)	(90,492)	(124,575)
Amount
Sold	$157,050	$357,081	$91,585	$1,035,904	$63,819	$888,137
Reinvestment of dividends and distributions	804,865	867,197	—	552,326	—	553,913
Redeemed	(1,127,006)	(1,845,249)	(1,794,608)	(4,530,351)	(2,298,815)	(4,297,693)
Net Decrease - Class Y	$(165,091)	$(620,971)	$(1,703,023)	$(2,942,121)	$(2,234,996)	$(2,855,643)

See Notes to Financial Statements

	Multi Cap Growth		Mid Cap Growth
	For The Six Months Ended June 30, 2013	For The Year Ended December 31, 2012	For The Six Months Ended June 30, 2013	For The Year Ended December 31, 2012
	(unaudited)		(unaudited)
Class X Shares
Shares
Sold	2,706	5,162	1,447	4,669
Reinvestment of dividends and distributions	—	34,525	2,946	43,257
Redeemed	(50,579)	(97,286)	(46,087)	(116,274)
Net Increase (Decrease) - Class X	(47,873)	(57,599)	(41,694)	(68,348)
Amount
Sold	$46,476	$84,088	$51,496	$153,516
Reinvestment of dividends and distributions	—	537,907	110,172	1,395,029
Redeemed	(869,014)	(1,554,688)	(1,641,531)	(3,925,346)
Net Increase (Decrease) - Class X	$(822,538)	$(932,693)	$(1,479,863)	$(2,376,801)
Class Y Shares
Shares
Sold	4,418	49,991	3,920	25,988
Reinvestment of dividends and distributions	—	40,427	599	18,469
Redeemed	(73,545)	(130,015)	(30,327)	(87,618)
Net Decrease - Class Y	(69,127)	(39,597)	(25,808)	(43,161)
Amount
Sold	$71,712	$792,606	$139,454	$902,541
Reinvestment of dividends and distributions	—	609,634	21,921	581,952
Redeemed	(1,207,899)	(2,063,032)	(1,056,644)	(2,872,654)
Net Decrease - Class Y	$(1,136,187)	$(660,792)	$(895,269)	$(1,388,161)

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2013 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Select Dimensions Investment Series (the "Fund") is registered under the Investment Company Act of 1940 as amended (the "Act"), as a diversified (except Focus Growth is non-diversified, effective August 8, 2007), open-end management investment company. The Fund is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer.

The Fund, which consists of seven separate portfolios ("Portfolios"), was organized on June 2, 1994, as a Massachusetts business trust and commenced operations on November 9, 1994, with the exception of Multi Cap Growth which commenced operations on January 21, 1997.

On July 24, 2000, the Fund commenced offering one additional class of shares (Class Y shares). The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after July 24, 2000.

The investment objectives of each Portfolio are as follows:

PORTFOLIO	INVESTMENT OBJECTIVE
Money Market	Seeks high current income, preservation of capital and liquidity.
Flexible Income	Seeks, as a primary objective, to provide a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective.
Global Infrastructure	Seeks both capital appreciation and current income.
Growth	Seeks long-term growth of capital.
Focus Growth	Seeks long-term capital growth.
Multi Cap Growth	Seeks long-term capital growth.
Mid Cap Growth	Seeks long-term capital growth.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Money Market: Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. All remaining Portfolios: (1) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2013 (unaudited) continued

the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange ("NYSE"); (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a "Sub-Adviser"), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees (the "Trustees"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (7) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2013 (unaudited) continued

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily as earned except where collection is not expected. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income.

C. Repurchase Agreements — The Fund invests directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2013.

	GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
PORTFOLIO	GROSS ASSET AMOUNT PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN 0)
Money Market	$27,144,000	—	$(27,144,000	)(1)	$0

(1)  The actual collateral received is greater than the amount shown here due to overcollateralization.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2013 (unaudited) continued

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statements of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2013 (unaudited) continued

F. Restricted Securities — Certain Portfolios invest in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted Securities are identified in the Portfolio of Investments.

G. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

H. Securities Lending — Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2013 (unaudited) continued

The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2013.

	GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
PORTFOLIO	GROSS ASSET AMOUNT PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN 0)
Global Infrastructure	$2,694,871	(1)	—	$(2,694,871	)(2)(3)	$0

(1)  Represents market value of loaned securities at period end.

(2)  The Portfolio received cash collateral of $2,842,160, of which $2,522,029 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2013, there was uninvested cash collateral of $320,131 which is not reflected in the Portfolio of Investments.

(3)  The actual collateral received is greater than the amount shown here due to overcollateralization.

I. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

J. Expenses — Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios.

K. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

L. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2013 (unaudited) continued

the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio's investments as of June 30, 2013.

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market
Assets:
Repurchase Agreements	$—	$27,144,000	$—	$27,144,000
Floating Rate Notes	—	11,659,993	—	11,659,993
Certificates of Deposit	—	7,999,987	—	7,999,987
Commercial Paper	—	7,847,262	—	7,847,262
Extendible Floating Rate Notes	—	5,999,924	—	5,999,924
Tax-Exempt Instrument
Weekly Variable Rate Bond	—	2,000,000	—	2,000,000
Total Assets	$—	$62,651,166	$—	$62,651,166

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2013 (unaudited) continued

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Flexible Income
Assets:
Fixed Income Securities
Corporate Bonds	$—	$12,242,186	$—	†	$12,242,186
Sovereign	—	2,206,840	—		2,206,840
Municipal Bonds	—	207,652	—		207,652
Agency Fixed Rate Mortgages	—	137,474	—		137,474
Asset-Backed Securities	—	577,405	—		577,405
U.S. Treasury Securities	—	2,230,511	—		2,230,511
Mortgages — Other	—	1,750,863	—		1,750,863
Total Fixed Income Securities	—	19,352,931	—	†	19,352,931
Short-Term Investment — Investment Company	514,637	—	—		514,637
Foreign Currency Forward Exchange Contracts	—	14,402	—		14,402
Futures Contracts	6,453	—	—		6,453
Credit Default Swap Agreements	—	174	—		174
Interest Rate Swap Agreements	—	113,600	—		113,600
Total Assets	521,090	19,481,107	—	†	20,002,197
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(16,289)	—		(16,289)
Futures Contracts	(42,229)	—	—		(42,229)
Credit Default Swap Agreements	—	(5,706)	—		(5,706)
Total Liabilities	(42,229)	(21,995)	—		(64,224)
Total	$478,861	$19,459,112	$—	†	$19,937,973

†  Includes one security which is valued at zero.

Global Infrastructure
Assets:
Common Stocks
Airports	$1,036,712	$—	$—	$1,036,712
Communications	3,807,477	—	—	3,807,477
Diversified	1,188,316	—	—	1,188,316
Oil & Gas Storage & Transportation	12,336,149	—	—	12,336,149
Ports	176,251	—	—	176,251
Toll Roads	1,565,153	—	—	1,565,153
Transmission & Distribution	3,475,652	—	—	3,475,652
Water	1,322,465	—	—	1,322,465
Total Common Stocks	24,908,175	—	—	24,908,175

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Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Short-Term Investments
Investment Company	$2,244,356	$—	$—	$2,244,356
Repurchase Agreements	—	277,673	—	277,673
Total Assets	$27,152,531	$277,673	$—	$27,430,204
Growth
Assets:
Common Stocks
Alternative Energy	$277,733	$—	$—	$277,733
Asset Management & Custodian	499,060	—	—	499,060
Automobiles	479,568	—	—	479,568
Biotechnology	672,288	—	—	672,288
Cable Television Services	104,406	—	—	104,406
Chemicals: Diversified	557,232	—	—	557,232
Commercial Services	248,517	—	—	248,517
Communications Technology	698,302	—	—	698,302
Computer Services, Software & Systems	3,841,965	—	—	3,841,965
Computer Technology	773,498	—	—	773,498
Consumer Lending	1,843,180	—	—	1,843,180
Diversified Media	562,997	—	—	562,997
Diversified Retail	2,882,282	—	—	2,882,282
Drug & Grocery Store Chains	101,827	—	—	101,827
Financial Data & Systems	521,293	—	—	521,293
Health Care Services	98,275	—	—	98,275
Insurance: Multi-Line	224,930	—	—	224,930
Insurance: Property-Casualty	770,949	—	—	770,949
Medical Equipment	597,764	—	—	597,764
Pharmaceuticals	1,095,047	—	—	1,095,047
Radio & TV Broadcasters	96,530	—	—	96,530
Recreational Vehicles & Boats	633,279	—	—	633,279
Restaurants	552,146	—	—	552,146
Semiconductors & Components	395,988	—	—	395,988
Textiles Apparel & Shoes	937,475	—	—	937,475
Total Common Stocks	19,466,531	—	—	19,466,531
Short-Term Investment — Investment Company	18,195	—	—	18,195
Total Assets	$19,484,726	$—	$—	$19,484,726

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Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Focus Growth
Assets:
Common Stocks
Alternative Energy	$1,005,856	$—	$—	$1,005,856
Asset Management & Custodian	1,896,067	—	—	1,896,067
Automobiles	1,615,855	—	—	1,615,855
Biotechnology	2,713,324	—	—	2,713,324
Chemicals: Diversified	2,351,835	—	—	2,351,835
Communications Technology	2,767,403	—	—	2,767,403
Computer Services, Software & Systems	14,506,223	—	—	14,506,223
Computer Technology	3,040,228	—	—	3,040,228
Consumer Lending	5,444,068	—	—	5,444,068
Diversified Media	1,306,830	—	—	1,306,830
Diversified Retail	11,173,448	—	—	11,173,448
Financial Data & Systems	817,910	—	—	817,910
Insurance: Property-Casualty	3,162,166	—	—	3,162,166
Medical Equipment	2,269,985	—	—	2,269,985
Pharmaceuticals	3,935,294	—	—	3,935,294
Recreational Vehicles & Boats	2,295,136	—	—	2,295,136
Restaurants	2,083,761	—	—	2,083,761
Semiconductors & Components	1,237,053	—	—	1,237,053
Textiles Apparel & Shoes	3,626,266	—	—	3,626,266
Total Common Stocks	67,248,708	—	—	67,248,708
Short-Term Investment — Investment Company	605,745	—	—	605,745
Total Assets	$67,854,453	$—	$—	$67,854,453
Multi Cap Growth
Assets:
Common Stocks
Alternative Energy	$223,609	$—	$—	$223,609
Automobiles	411,349	—	—	411,349
Biotechnology	646,767	—	—	646,767
Chemicals: Diversified	451,022	—	—	451,022
Commercial Services	1,216,300	—	—	1,216,300
Communications Technology	564,369	—	—	564,369
Computer Services, Software & Systems	3,655,969	—	—	3,655,969

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Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Computer Technology	$766,484	$—	$—	$766,484
Consumer Lending	1,210,629	—	—	1,210,629
Diversified Retail	2,293,298	—	—	2,293,298
Financial Data & Systems	357,519	—	—	357,519
Foods	267,795	—	—	267,795
Health Care Services	537,464	—	—	537,464
Insurance: Property-Casualty	383,930	—	—	383,930
Medical Equipment	481,758	—	—	481,758
Pharmaceuticals	580,936	—	—	580,936
Recreational Vehicles & Boats	540,748	—	—	540,748
Restaurants	445,987	—	—	445,987
Semiconductors & Components	384,767	—	—	384,767
Textiles Apparel & Shoes	358,157	—	—	358,157
Total Common Stocks	15,778,857	—	—	15,778,857
Short-Term Investment — Investment Company	6,669	—	—	6,669
Total Assets	$15,785,526	$—	$—	$15,785,526
Mid Cap Growth
Assets:
Common Stocks
Advertising Agencies	$259,290	$—	$—	$259,290
Alternative Energy	669,737	—	—	669,737
Automobiles	581,196	—	—	581,196
Beverage: Soft Drinks	407,645	—	—	407,645
Biotechnology	972,022	—	—	972,022
Cement	552,924	—	—	552,924
Chemicals: Diversified	578,575	—	—	578,575
Commercial Services	1,180,947	—	—	1,180,947
Communications Technology	799,503	—	—	799,503
Computer Services, Software & Systems	4,202,817	—	—	4,202,817
Computer Technology	831,480	—	129,903	961,383
Consumer Lending	405,293	—	—	405,293
Consumer Services: Miscellaneous	192,907	—	—	192,907
Diversified Manufacturing Operations	247,887	—	—	247,887
Diversified Media	352,703	—	—	352,703
Diversified Retail	1,472,331	—	—	1,472,331

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Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Electronic Components	$153,694	$—	$—	$153,694
Electronic Entertainment	164,532	—	—	164,532
Entertainment	—	—	257,576	257,576
Financial Data & Systems	940,493	—	—	940,493
Foods	545,642	—	—	545,642
Health Care Services	981,523	—	—	981,523
Hotel/Motel	225,486	—	—	225,486
Insurance: Property-Casualty	1,173,894	—	—	1,173,894
Medical Equipment	474,665	—	—	474,665
Personal Care	126,422	—	—	126,422
Pharmaceuticals	750,898	—	—	750,898
Publishing	381,228	—	—	381,228
Recreational Vehicles & Boats	786,743	—	—	786,743
Restaurants	1,022,932	—	—	1,022,932
Scientific Instruments: Pollution Control	370,410	—	—	370,410
Semiconductors & Components	398,365	—	—	398,365
Specialty Retail	134,114	—	—	134,114
Textiles Apparel & Shoes	628,928	—	—	628,928
Utilities: Electrical	353,185	—	—	353,185
Total Common Stocks	23,320,411	—	387,479	23,707,890
Convertible Preferred Stocks	—	—	17,370	17,370
Preferred Stock	—	—	42,915	42,915
Short-Term Investment — Investment Company	364,358	—	—	364,358
Total Assets	$23,684,769	$—	$447,764	$24,132,533

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The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2013.

Mid Cap Growth

	Fair Value at June 30, 2013	Valuation Technique	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Communications Technology
Convertible Preferred Stock	$4,754	Asset Approach	Net Tangible Assets	$0.13		$0.13		$0.13		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	27.5%		28.5%		28.0%		Decrease
			Perpetual Growth Rate	5.0%		6.0%		5.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	0.6	x	1.9	x	1.2	x	Increase
			Discount for Lack of Marketability	10.0%		10.0%		10.0%		Decrease
		Merger & Acquisition Transactions	Sale/Merger Scenario	$9.65		$9.65		$9.65		Increase
Computer Services, Software & Systems
Preferred Stock	$42,915	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		17.5%		17.0%		Decrease
			Perpetual Growth Rate	2.0%		3.0%		2.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	11.0	x	16.1	x	12.1	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

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	Fair Value at June 30, 2013	Valuation Technique	Unobservable Input	Range				Weighted Average		Impact to Valuation from an Increase in Input
Computer Technology
Common Stock	$129,903	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
Convertible Preferred Stock	$12,616		Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	7.7	x	14.3	x	12.5	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Entertainment
Common Stock	$257,576	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		16.0%		15.6%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/ EBITDA	11.1	x	24.5	x	19.7	x	Increase
			Discount for Lack of Marketability	10.0%		10.0%		10.0%		Decrease

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2012, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. As of June 30, 2013, securities transferred from Level 2 to Level 1. The values of the transfers were as follows:

GLOBAL INFRASTRUCUTRE	GROWTH	FOCUS GROWTH	MULTI CAP GROWTH	MID CAP GROWTH
$8,726,733	$1,178,151	$3,601,966	$540,748	$1,276,492

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Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Flexible Income		Growth	Focus Growth	Multi Cap Growth	Mid Cap Growth
	Corporate Bond		Convertible Preferred Stock	Convertible Preferred Stock	Convertible Preferred Stocks	Common Stocks	Convertible Preferred Stocks	Preferred Stock
Beginning Balance	$—	†	$19,591	$60,053	$123,459	$421,346	$219,093	$45,756
Purchases	—		—	—	—	—	—	—
Sales	—		—	—	—	—	—	—
Amortization of discount	—		—	—	—	—	—	—
Transfers in	—		—	—	—	—	—	—
Transfers out	—		—	—	—	—	—	—
Corporate action	—		—	—	(28,403)	—	(45,336)	—
Change in unrealized appreciation/depreciation	—		143,669	440,392	25,736	(33,867)	11,781	(2,841)
Realized gains (losses)	—		(163,260)	(500,445)	(120,792)	—	(168,168)	—
Ending Balance	$—	†	$—	$—	$—	$387,479	$17,370	$42,915
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2013.	$—		$—	$—	$—	$(33,867)	$(7,619)	$(2,841)

†  Includes one security which is valued at zero.

3. Derivatives

Certain Portfolios may, but are not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of a Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

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Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Portfolios to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolios to be more volatile than if the Portfolios had not been leveraged. Although the Adviser and/or Sub-Advisers seek to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolios used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts In connection with its investments in foreign securities, certain Portfolios entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which a Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by a Portfolio as unrealized gain or loss. A Portfolio records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon

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changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed a Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has open positions in the futures contract.

Swaps An over-the-counter ("OTC") swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Many swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rates or foreign currency exchange rates or credit quality changes are not correctly anticipated by a Portfolio or if the reference index, security or investments do not perform as expected.

A Portfolio enters into credit default, interest rate and other forms of swap agreements to manage exposure to credit and interest rate risks.

A Portfolio's use of swaps during the period included those based on the credit of an underlying security, commonly referred to as credit default swaps. Where a Portfolio is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, a Portfolio would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When a Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed upon) value of a referenced debt obligation upon the default or similar event of the issuer of the referenced debt obligation. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain OTC swap agreements. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

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The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When a Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statements of Assets and Liabilities.

Upfront payments received or paid by a Portfolio will be reflected as an asset or liability in the Statements of Assets and Liabilities.

FASB ASC 815, Derivatives and Hedging: Overall ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why a Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on a Portfolio's financial position and results of operations.

The following table sets forth the fair value of each Portfolio's derivative contracts by primary risk exposure as of June 30, 2013.

PORTFOLIO	PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENTS OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Flexible Income	Interest Rate	Net variation margin	$6,453	†	Net variation margin	$(42,229)†
	Risk	Unrealized appreciation on open swap agreements	113,600		Unrealized appreciation on open swap agreements	—
	Credit Risk	Unrealized appreciation on open swap agreements	174		Unrealized depreciation on open swap agreements	(5,706)
	Foreign Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	14,402		Unrealized depreciation on open foreign currency forward exchange contracts	(16,289)
			$134,629			$(64,224)

†  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statements of Assets and Liabilities.

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The following tables set forth by primary risk exposure of each Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2013 in accordance with ASC 815.

  AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PORTFOLIO	PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY FORWARD EXCHANGE	SWAPS
Flexible Income	Interest Rate Risk	$(66,027)	—	$72,169
	Credit Risk	—	—	(1,978)
	Foreign Currency Risk	—	$11,143	—
	Total	$(66,027)	$11,143	$70,191

  CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PORTFOLIO	PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY FORWARD EXCHANGE	SWAPS
Flexible Income	Interest Rate Risk	$(41,812)	—	$127,271
	Credit Risk	—	—	(10,571)
	Foreign Currency Risk	—	$(1,341)	—
	Total	$(41,812)	$(1,341)	$116,700

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The following tables present derivatives financial instruments that are subject to enforceable netting arrangements as of June 30, 2013.

  GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

PORTFOLIO	COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN 0)
Flexible Income	Bank of America	$11,484		$—	$—	$11,484
	Credit Suisse	187		—	—	187
	Deutsche Bank	32,252		—	—	32,252
	Exchange Traded Futures	6,453	†	—	—	6,453	†
	Goldman Sachs International	29,214		—	—	29,214
	HSBC Bank PLC	1,720		—	—	1,720
	JPMorgan Chase	42,115		(5,354)	—	36,761
	UBS AG	11,204		—	—	11,204
	Total	$134,629		$(5,354)	$—	$129,275

  GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

PORTFOLIO	COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN 0)
Flexible Income	Barclays Bank	$352		$—	$—	$352
	Credit Suisse	183		—	—	183
	Exchange Traded Futures	42,229	†	—	—	42,229	†
	Goldman Sachs International	1,278		—	—	1,278
	HSBC Bank PLC	1,321		—	—	1,321
	JPMorgan Chase	5,354		(5,354)	—	0
	UBS AG	6,070		—	—	6,070
	Wells Fargo Bank	7,437		—	—	7,437
	Total	$64,224		$(5,354)	$—	$58,870

†  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statements of Assets and Liabilities.

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For the six months ended June 30, 2013, Flexible Income Portfolio's average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$2,162,159
Futures Contracts:
Average monthly original value	$5,167,711
Swap Agreements:
Average monthly notional amount	$5,476,120

4. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser and Sub-Advisers, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rates listed below to each Portfolio's net assets determined at the close of each business day.

Money Market — 0.45% to the portion of the daily net assets not exceeding $250 million; 0.375% to the portion of the daily net assets exceeding $250 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion; and 0.275% to the portion of the daily net assets in excess of $1.5 billion. For the six months ended June 30, 2013, the advisory fee rate (net of waivers) was equivalent to an annual effective rate of 0.00% of the Portfolio's daily net assets.

Flexible Income — 0.32%.

Global Infrastructure — 0.57% to the portion of the daily net assets not exceeding $500 million; 0.47% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $5 billion; and 0.345% to the portion of the daily net assets in excess of $5 billion. For the six months ended June 30, 2013, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.57% of the Portfolio's daily net assets.

Growth — 0.50% to the portion of the daily net assets not exceeding $1 billion; 0.45% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.35% to the portion of the daily net assets in excess of

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Notes to Financial Statements ■ June 30, 2013 (unaudited) continued

$3 billion. For the six months ended June 30, 2013, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.50% of the Portfolio's daily net assets.

Focus Growth — 0.545% to the portion of the daily net assets not exceeding $250 million; 0.42% to the portion of the daily net assets exceeding $250 million but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.345% to the portion of the daily net assets in excess of $4.5 billion. For the six months ended June 30, 2013, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.54% of the Portfolio's daily net assets.

Multi Cap Growth — 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.595% to the portion of the daily net assets in excess of $3 billion. For the six months ended June 30, 2013, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.67% of the Portfolio's daily net assets.

Mid Cap Growth — 0.42% to the portion of the daily net assets not exceeding $500 million; and 0.395% to the portion of the daily net assets in excess of $500 million. For the six months ended June 30, 2013, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.42% of the Portfolio's daily net assets.

Under the Sub-Advisory Agreement between the Adviser and the Sub-Advisers, the Sub-Advisers provide Global Infrastructure Portfolio with advisory services, subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Adviser, each Portfolio pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% (Money Market Portfolio's rate is 0.05%) to each Portfolio's daily net assets.

Under a Sub-Administration agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the each Portfolio.

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Notes to Financial Statements ■ June 30, 2013 (unaudited) continued

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser, Administrator and Sub-Advisers. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of each Portfolio bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

The Distributor, Adviser and Administrator have agreed to waive/reimburse all or a portion of the Money Market Portfolio's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income of the Money Market Portfolio on a daily basis. For the six months ended June 30, 2013, the Distributor waived $52,095, the Adviser waived $143,722 and the Administrator waived $11,258. For the six months ended June 30, 2013, the Adviser waived additional fees and/or reimbursed expenses to the extent the Fund's total expenses exceeded total income on a daily basis in the amount of $1,523. These fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action is appropriate.

6. Security Transactions and Transactions with Affiliates

For the six months ended June 30, 2013, purchases and sales of investment securities, excluding short-term investments, were as follows:

	U.S. GOVERNMENT SECURITIES		OTHER
PORTFOLIO	PURCHASES	SALES	PURCHASES	SALES
Flexible Income	$1,350,443	$2,009,605	$4,274,151	$5,539,928
Global Infrastructure	—	—	4,076,367	6,785,687
Growth	—	—	3,726,541	5,857,071
Focus Growth	—	—	14,155,979	22,376,486
Multi Cap Growth	—	—	3,395,283	4,994,229
Mid Cap Growth	—	—	5,825,866	7,685,683

Each Portfolio (except Money Market) invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by each Portfolio are reduced by an amount equal to its pro-rata share of advisory and administrative fees paid by each Portfolio due to its investment in the Liquidity Funds.

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Notes to Financial Statements ■ June 30, 2013 (unaudited) continued

A summary of each Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2013 is as follows:

PORTFOLIO	VALUE DECEMBER 31, 2012	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE JUNE 30, 2013
Flexible Income	$182,684	$802,256	$470,303	$303	$514,637
Global Infrastructure	214,894	5,472,287	3,442,825	41	2,244,356
Growth	483,205	3,803,455	4,268,465	346	18,195
Focus Growth	686,482	15,073,988	15,154,725	1,282	605,745
Multi Cap Growth	456,721	3,368,677	3,818,729	288	6,669
Mid Cap Growth	1,133,672	3,410,619	4,179,933	383	364,358

In addition, the table also identifies the income distributions earned, if any, by each Portfolio for that Portfolio's investment in the Liquidity Funds.

Income distributions are included in "Interest and dividends from affiliates" in the Statements of Operations.

PORTFOLIO	ADVISORY FEE REDUCTION
Flexible Income	$375
Global Infrastructure	197
Growth	405
Focus Growth	1,534
Multi Cap Growth	340
Mid Cap Growth	452

The following Portfolio had transactions with Hartford Financial Services Group, Inc., an affiliate of the Fund, for the six months ended June 30, 2013:

PORTFOLIO	VALUE DECEMBER 31, 2012	PURCHASES AT COST	SALES	REALIZED GAIN	INTEREST INCOME	VALUE JUNE 30, 2013
Flexible Income	$69,819	—	—	—	$1,763	$66,451

The following Portfolio had transactions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed to be affiliates of the Adviser, Sub-Advisers, Administrator and Distributor under Section 17 of the Act, for the six months ended June 30, 2013:

PORTFOLIO	VALUE DECEMBER 31, 2012	PURCHASES AT COST	SALES	REALIZED GAIN	INTEREST INCOME	VALUE JUNE 30, 2013
Flexible Income	$259,788	$40,000	$13,325	$2,264	$7,976	$292,374

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Notes to Financial Statements ■ June 30, 2013 (unaudited) continued

For the six months ended June 30, 2013, the following Portfolios incurred brokerage commissions with Morgan Stanley & Co., LLC, an affiliate of the Adviser, Sub-Advisers, Administrator and Distributor, for portfolio transactions executed on behalf of each Portfolio:

GROWTH	FOCUS GROWTH	MULTI CAP GROWTH	MID CAP GROWTH
$258	$1,011	$243	$71

For the six months ended June 30, 2013, the following Portfolios incurred brokerage commissions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Sub-Advisers, Administrator and Distributor under Section 17 of the Act, for portfolio transactions executed on behalf of each Portfolio:

GLOBAL INFRASTRUCTURE	GROWTH	FOCUS GROWTH	MULTI CAP GROWTH	MID CAP GROWTH
$49	$163	$835	$149	$391

Morgan Stanley Services Company Inc., an affiliate of the Adviser, Sub-Advisers and Distributor, was the Fund's transfer agent. Effective July 1, 2013, the Trustees approved changing the transfer agent to Boston Financial Data Services, Inc.

7. Purposes of and Risks Relating to Certain Financial Instruments

Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Certain Portfolios may invest in mortgage securities, including securities issued by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities issued by FNMA and FHLMC that are held by the Portfolios are not backed by sub-prime mortgages.

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Notes to Financial Statements ■ June 30, 2013 (unaudited) continued

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Money Market Portfolio may enter into repurchase agreements under which the Portfolio sends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to certain costs and delays.

8. Federal Income Tax Status

It is the Portfolios' intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

A Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statements of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2012, remains subject to examination by taxing authorities.

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Notes to Financial Statements ■ June 30, 2013 (unaudited) continued

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

	2012 DISTRIBUTIONS PAID FROM:		2011 DISTRIBUTIONS PAID FROM:
PORTFOLIO	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
Money Market	$9,086	—	$9,367	—
Flexible Income	1,465,048	—	1,629,670	—
Global Infrastructure	1,127,854	$1,997,604	794,791	$1,788,505
Growth	—	996,292	—	—
Focus Growth	13	2,406,744	—	—
Multi Cap Growth	—	1,147,541	—	—
Mid Cap Growth	—	1,976,981	96,594	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, swap transactions, paydown adjustments, book amortization of premium on debt securities, expiring capital losses, net operating losses, partnership basis adjustments and certain equity securities designated as issued by passive foreign investment companies, resulted in the following reclassifications among the Portfolio's components of net assets at December 31, 2012:

PORTFOLIO	ACCUMULATED UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET INVESTMENT INCOME	ACCUMULATED NET REALIZED GAIN (LOSS)	PAID-IN-CAPITAL
Money Market	$(51)	$51	—
Flexible Income	65,401	561,607	$(627,008)
Global Infrastructure	26,875	(26,875)	—
Growth	1,400	(1,400)	—
Focus Growth	22,337	(22,337)	—
Multi Cap Growth	91,474	(12,481)	(78,993)
Mid Cap Growth	(1,319)	5,901	(4,582)

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Notes to Financial Statements ■ June 30, 2013 (unaudited) continued

At December 31, 2012, the components of distributable earnings on a tax basis were as follows:

PORTFOLIO	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
Money Market	$4,020	—
Flexible Income	1,150,444	—
Global Infrastructure	631,140	$2,292,581
Growth	11,268	1,657,859
Focus Growth	241,913	—
Multi Cap Growth	—	381,825
Mid Cap Growth	72,841	64,675

At June 30, 2013, cost, gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) of the investments of each of the Portfolios were as follows:

PORTFOLIO	COST	APPRECIATION	DEPRECIATION	NET APPRECIATION (DEPRECIATION)
Money Market	$62,651,166	—	—	—
Flexible Income	19,370,235	$1,057,158	$(559,825)	$497,333
Global Infrastructure	21,822,629	5,742,902	(135,327)	5,607,575
Growth	13,158,282	6,479,466	(153,022)	6,326,444
Focus Growth	45,550,023	22,921,197	(616,767)	22,304,430
Multi Cap Growth	10,963,258	5,229,765	(407,497)	4,822,268
Mid Cap Growth	19,333,919	5,729,070	(930,456)	4,798,614

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At December 31, 2012, the following Portfolios had available for Federal income tax purposes unused short-term capital losses that will not expire:

PORTFOLIO	SHORT-TERM LOSSES NO EXPIRATION
Money Market	$1,466
Focus Growth	888,108

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Notes to Financial Statements ■ June 30, 2013 (unaudited) continued

In addition, the following Portfolio had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations which will expire on the indicated dates:

	AMOUNT IN THOUSANDS AVAILABLE THROUGH DECEMBER 31,
PORTFOLIO	2013	2014	2016	2017	2018	TOTAL
Flexible Income	$562	$938	$4,961	$6,610	$2,202	$15,273

During the year ended December 31, 2012, the following Portfolio expired capital loss carryforwards for U.S. Federal income tax purposes of:

PORTFOLIO	EXPIRED CAPITAL LOSS CARRYFORWARDS
Flexible Income	$590,958

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended December 31, 2012, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of:

PORTFOLIO	UTILIZED CAPITAL LOSS CARRYFORWARDS
Money Market	$64
Flexible Income	608,226

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Morgan Stanley Select Dimensions Investment Series

Financial Highlights

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME(a)		NET REALIZED AND UNREALIZED GAIN (LOSS)		TOTAL FROM INVESTMENT OPERATIONS		DIVIDENDS TO SHAREHOLDERS		DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
MONEY MARKET CLASS X SHARES
2008^	$1.00	$0.020		—		$0.020		$(0.020)		—	$(0.020)
2009^	1.00	0.000	(d)	—		0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2010^	1.00	0.000	(d)	—		0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2011	1.00	0.000	(d)	$(0.000	)(d)	0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2012	1.00	0.000	(d)	0.000	(d)	0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2013^^	1.00	0.000	(d)	—		0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
CLASS Y SHARES
2008^	1.00	0.020		—		0.020		(0.020)		—	(0.020)
2009^	1.00	0.000	(d)	—		0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2010^	1.00	0.000	(d)	—		0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2011	1.00	0.000	(d)	(0.000	)(d)	0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2012	1.00	0.000	(d)	0.000	(d)	0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2013^^	1.00	0.000	(d)	—		0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
FLEXIBLE INCOME CLASS X SHARES
2008^	7.12	0.41		(1.93)		(1.52)		(0.14)		—	(0.14)
2009^	5.46	0.32		0.73		1.05		(0.43)		—	(0.43)
2010^	6.08	0.27		0.25		0.52		(0.39)		—	(0.39)
2011	6.21	0.35		(0.08)		0.27		(0.41)		—	(0.41)
2012	6.07	0.31		0.45		0.76		(0.42)		—	(0.42)
2013^^	6.41	0.13		(0.17)		(0.04)		—		—	—
CLASS Y SHARES
2008^	7.10	0.39		(1.93)		(1.54)		(0.13)		—	(0.13)
2009^	5.43	0.31		0.72		1.03		(0.42)		—	(0.42)
2010^	6.04	0.25		0.26		0.51		(0.38)		—	(0.38)
2011	6.17	0.33		(0.07)		0.26		(0.40)		—	(0.40)
2012	6.03	0.29		0.45		0.74		(0.40)		—	(0.40)
2013^^	6.37	0.12		(0.17)		(0.05)		—		—	—

See Notes to Financial Statements

					RATIO TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
MONEY MARKET CLASS X SHARES
2008^	$1.00	2.38%		$42,190	0.58%		2.34%		—		N/A
2009^	1.00	0.03		40,771	0.39	(e)(f)	0.03	(e)(f)	—		N/A
2010^	1.00	0.01		32,429	0.30	(f)	0.01	(f)	—		N/A
2011	1.00	0.01		27,555	0.23	(f)	0.01	(f)	—		N/A
2012	1.00	0.01		23,245	0.28	(f)	0.01	(f)	—		N/A
2013^^	1.00	0.00	(g)(k)	22,193	0.21	(f)(l)	0.01	(f)(l)	—		N/A
CLASS Y SHARES
2008^	1.00	2.13		173,595	0.83		1.91		—		N/A
2009^	1.00	0.01		101,015	0.40	(e)(f)	0.02	(e)(f)	—		N/A
2010^	1.00	0.01		67,856	0.30	(f)	0.01	(f)	—		N/A
2011	1.00	0.01		56,081	0.23	(f)	0.01	(f)	—		N/A
2012	1.00	0.01		47,618	0.28	(f)	0.01	(f)	—		N/A
2013^^	1.00	0.00	(g)(k)	39,993	0.21	(f)(l)	0.01	(f)(l)	—		N/A
FLEXIBLE INCOME CLASS X SHARES
2008^	5.46	(21.62)		14,743	0.67	(i)	6.48	(i)	0.01%		73%
2009^	6.08	19.77		13,924	0.92	(i)	5.58	(i)	0.01		165
2010^	6.21	9.08		12,719	0.90	(i)	4.38	(i)	0.00	(g)	91
2011	6.07	4.48		11,405	1.07	(i)	5.71	(i)	0.00	(g)	65
2012	6.41	12.98		10,317	1.09	(i)	4.92	(i)	0.00	(g)	100
2013^^	6.37	(0.62	)(k)	9,450	1.58	(i)(l)	3.94	(i)(l)	0.00	(g)(l)	27	(k)
CLASS Y SHARES
2008^	5.43	(21.89)		15,658	0.92	(i)	6.23	(i)	0.01		73
2009^	6.04	19.45		16,357	1.17	(i)	5.33	(i)	0.01		165
2010^	6.17	8.85		14,740	1.15	(i)	4.13	(i)	0.00	(g)	91
2011	6.03	4.20		12,529	1.32	(i)	5.46	(i)	0.00	(g)	65
2012	6.37	12.75		11,967	1.34	(i)	4.67	(i)	0.00	(g)	100
2013^^	6.32	(0.78	)(k)	10,593	1.83	(i)(l)	3.69	(i)(l)	0.00	(g)(l)	27	(k)

Morgan Stanley Select Dimensions Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS		DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
GLOBAL INFRASTRUCTURE CLASS X SHARES
2008^	$29.77	$0.58	$(10.37)	$(9.79)	$(0.15)		—	$(0.15)
2009^	19.83	0.54	3.00	3.54	(0.69)		—	(0.69)
2010^	22.68	0.56	0.72	1.28	(0.53)		$(0.98)	(1.51)
2011	22.45	0.52	2.95	3.47	(0.69)		(1.51)	(2.20)
2012	23.72	0.55	3.44	3.99	(0.57)		(2.36)	(2.93)
2013^^	24.78	0.31	1.00	1.31	(0.67)		(2.36)	(3.03)
CLASS Y SHARES
2008^	29.75	0.52	(10.36)	(9.84)	(0.13)		—	(0.13)
2009^	19.78	0.49	3.00	3.49	(0.64)		—	(0.64)
2010^	22.63	0.51	0.71	1.22	(0.47)		(0.98)	(1.45)
2011	22.40	0.46	2.95	3.41	(0.62)		(1.51)	(2.13)
2012	23.68	0.49	3.42	3.91	(0.50)		(2.36)	(2.86)
2013^^	24.73	0.27	1.01	1.28	(0.60)		(2.36)	(2.96)
GROWTH CLASS X SHARES
2008^	22.19	(0.04)	(10.74)	(10.78)	(0.06)		—	(0.06)
2009^	11.35	0.02	7.49	7.51	—		—	—
2010^	18.86	0.02	4.45	4.47	—		—	—
2011	23.33	(0.04)	(0.75)	(0.79)	—		—	—
2012	22.54	0.05	3.18	3.23	—		(1.13)	(1.13)
2013^^	24.64	(0.02)	2.93	2.91	—		—	—
CLASS Y SHARES
2008^	21.86	(0.08)	(10.59)	(10.67)	(0.00	)(h)	—	(0.00	)(h)
2009^	11.19	(0.02)	7.37	7.35	—		—	—
2010^	18.54	(0.03)	4.36	4.33	—		—	—
2011	22.87	(0.10)	(0.72)	(0.82)	—		—	—
2012	22.05	(0.01)	3.10	3.09	—		(1.13)	(1.13)
2013^^	24.01	(0.05)	2.86	2.81	—		—	—

See Notes to Financial Statements

				RATIO TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
GLOBAL INFRASTRUCTURE CLASS X SHARES
2008^	$19.83	(33.02)%	$26,297	0.84	%(i)	2.28	%(i)	0.00	%(g)	77%
2009^	22.68	18.47	24,953	1.42	(i)	2.75	(i)	0.00	(g)	279
2010^	22.45	7.13	21,843	0.93	(i)	2.66	(i)	0.00	(g)	148
2011	23.72	15.81	20,282	1.10	(i)	2.26	(i)	0.00	(g)	36
2012	24.78	18.14	19,121	1.11	(i)	2.27	(i)	0.00	(g)	28
2013^^	23.06	5.29 (k)	18,230	1.15	(i)(l)	2.33	(i)(l)	0.00	(g)(l)	15	(k)
CLASS Y SHARES
2008^	19.78	(33.19)	10,886	1.09	(i)	2.03	(i)	0.00	(g)	77
2009^	22.63	18.18	10,332	1.67	(i)	2.50	(i)	0.00	(g)	279
2010^	22.40	6.81	8,883	1.18	(i)	2.41	(i)	0.00	(g)	148
2011	23.68	15.56	7,863	1.35	(i)	2.01	(i)	0.00	(g)	36
2012	24.73	17.79	7,635	1.36	(i)	2.02	(i)	0.00	(g)	28
2013^^	23.05	5.17 (k)	7,072	1.40	(i)(l)	2.08	(i)(l)	0.00	(g)(l)	15	(k)
GROWTH CLASS X SHARES
2008^	11.35	(48.70)	8,621	0.81	(i)	(0.21	)(i)	0.00	(g)	42
2009^	18.86	66.17	11,748	0.91	(i)	0.11	(i)	0.00	(g)	19
2010^	23.33	23.70	11,710	0.89	(i)	0.11	(i)	0.00	(g)	33
2011	22.54	(3.39)	9,439	0.94	(i)	(0.19	)(i)	0.00	(g)	29
2012	24.64	14.50	8,794	1.08	(i)	0.19	(i)	0.00	(g)	47
2013^^	27.55	11.81 (k)	8,918	1.29	(i)(l)	(0.16	)(i)(l)	0.00	(g)(l)	19	(k)
CLASS Y SHARES
2008^	11.19	(48.81)	12,953	1.06	(i)	(0.46	)(i)	0.00	(g)	42
2009^	18.54	65.68	17,864	1.16	(i)	(0.14	)(i)	0.00	(g)	19
2010^	22.87	23.35	17,537	1.14	(i)	(0.14	)(i)	0.00	(g)	33
2011	22.05	(3.59)	12,715	1.19	(i)	(0.44	)(i)	0.00	(g)	29
2012	24.01	14.18	11,015	1.33	(i)	(0.06	)(i)	0.00	(g)	47
2013^^	26.82	11.70 (k)	10,515	1.54	(i)(l)	(0.41	)(i)(l)	0.00	(g)(l)	19	(k)

Morgan Stanley Select Dimensions Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
FOCUS GROWTH CLASS X SHARES
2008^	$21.18	$(0.03)	$(10.83)	$(10.86)	$(0.07)	—	$(0.07)
2009^	10.25	0.01	7.35	7.36	(0.02)	—	(0.02)
2010^	17.59	(0.01)	4.83	4.82	(0.01)	—	(0.01)
2011	22.40	(0.01)	(1.28)	(1.29)	—	—	—
2012	21.11	0.09	2.86	2.95	—	$(0.77)	(0.77)
2013^^	23.29	0.03	2.83	2.86	—	—	—
CLASS Y SHARES
2008^	20.97	(0.08)	(10.73)	(10.81)	(0.01)	—	(0.01)
2009^	10.15	(0.02)	7.27	7.25	—	—	—
2010^	17.40	(0.05)	4.77	4.72	—	—	—
2011	22.12	(0.07)	(1.26)	(1.33)	—	—	—
2012	20.79	0.03	2.82	2.85	—	(0.77)	(0.77)
2013^^	22.87	0.00 (j)	2.77	2.77	—	—	—
MULTI CAP GROWTH CLASS X SHARES
2008^	15.07	(0.05)	(7.34)	(7.39)	—	—	—
2009^	7.68	(0.02)	5.38	5.36	—	—	—
2010^	13.04	(0.04)	3.56	3.52	—	—	—
2011	16.56	(0.09)	(1.18)	(1.27)	—	—	—
2012	15.29	(0.05)	1.76	1.71	—	(1.12)	(1.12)
2013^^	15.88	(0.09)	1.97	1.88	—	—	—
CLASS Y SHARES
2008^	14.79	(0.08)	(7.19)	(7.27)	—	—	—
2009^	7.52	(0.05)	5.26	5.21	—	—	—
2010^	12.73	(0.07)	3.47	3.40	—	—	—
2011	16.13	(0.13)	(1.15)	(1.28)	—	—	—
2012	14.85	(0.09)	1.72	1.63	—	(1.12)	(1.12)
2013^^	15.36	(0.11)	1.90	1.79	—	—	—

See Notes to Financial Statements

				RATIO TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
FOCUS GROWTH CLASS X SHARES
2008^	$10.25	(51.43)%	$48,722	0.70	%(i)	(0.19	)%(i)	0.01%		31%
2009^	17.59	71.83	67,932	0.77	(i)	0.10	(i)	0.00	(g)	11
2010^	22.40	27.41	72,166	0.75	(i)	(0.04	)(i)	0.00	(g)	44
2011	21.11	(5.76)	55,818	0.76	(i)	(0.07	)(i)	0.00	(g)	32
2012	23.29	14.10	53,181	0.80	(i)	0.39	(i)	0.00	(g)	43
2013^^	26.15	12.28 (k)	53,358	0.76	(i)(l)	0.23	(i)(l)	0.00	(g)(l)	21	(k)
CLASS Y SHARES
2008^	10.15	(51.57)	14,206	0.95	(i)	(0.44	)(i)	0.01		31
2009^	17.40	71.43	22,047	1.02	(i)	(0.15	)(i)	0.00	(g)	11
2010^	22.12	27.07	21,783	1.00	(i)	(0.29	)(i)	0.00	(g)	44
2011	20.79	(5.97)	16,191	1.01	(i)	(0.32	)(i)	0.00	(g)	32
2012	22.87	13.83	14,960	1.05	(i)	0.14	(i)	0.00	(g)	43
2013^^	25.64	12.11 (k)	14,452	1.01	(i)(l)	(0.02	)(i)(l)	0.00	(g)(l)	21	(k)
MULTI CAP GROWTH CLASS X SHARES
2008^	7.68	(49.04)	6,744	1.04	(i)	(0.37	)(i)	0.00	(g)	33
2009^	13.04	69.79	9,601	1.23	(i)	(0.24	)(i)	0.00	(g)	23
2010^	16.56	26.99	10,230	1.08	(i)	(0.31	)(i)	0.00	(g)	27
2011	15.29	(7.67)	7,995	1.17	(i)	(0.57	)(i)	0.00	(g)	27
2012	15.88	11.31	7,389	1.38	(i)	(0.32	)(i)	0.00	(g)	46
2013^^	17.76	11.90 (k)	7,415	1.75	(i)(l)	(1.11	)(i)(l)	0.00	(g)(l)	22	(k)
CLASS Y SHARES
2008^	7.52	(49.15)	8,571	1.29	(i)	(0.62	)(i)	0.00	(g)	33
2009^	12.73	69.28	12,455	1.48	(i)	(0.49	)(i)	0.00	(g)	23
2010^	16.13	26.71	13,058	1.33	(i)	(0.56	)(i)	0.00	(g)	27
2011	14.85	(7.94)	8,797	1.42	(i)	(0.82	)(i)	0.00	(g)	27
2012	15.36	11.11	8,486	1.63	(i)	(0.57	)(i)	0.00	(g)	46
2013^^	17.15	11.72 (k)	8,294	2.00	(i)(l)	(1.36	)(i)(l)	0.00	(g)(l)	22	(k)

Morgan Stanley Select Dimensions Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
MID CAP GROWTH CLASS X SHARES
2008^	$32.19	$(0.05)	$(15.34)	$(15.39)	$(0.19)	—	$(0.19)
2009^	16.61	0.03	10.01	10.04	—	—	—
2010^	26.65	0.10	8.63	8.73	(0.04)	—	(0.04)
2011	35.34	(0.07)	(2.37)	(2.44)	(0.13)	—	(0.13)
2012	32.77	0.12	2.62	2.74	—	$(2.61)	(2.61)
2013^^	32.90	(0.03)	4.75	4.72	(0.13)	(0.10)	(0.23)
CLASS Y SHARES
2008^	31.67	(0.11)	(15.10)	(15.21)	(0.12)	—	(0.12)
2009^	16.34	(0.03)	9.84	9.81	—	—	—
2010^	26.15	0.03	8.46	8.49	—	—	—
2011	34.64	(0.16)	(2.32)	(2.48)	(0.05)	—	(0.05)
2012	32.11	0.03	2.57	2.60	—	(2.61)	(2.61)
2013^^	32.10	(0.07)	4.63	4.56	(0.02)	(0.10)	(0.12)

^^  For the six months ended June 30, 2013 (unaudited).

^  Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)  The per share amounts were computed using an average number of shares outstanding during the period.

(b)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these charges, the total returns would be lower.

(c)  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

(d)  Amount is less than $0.001.

(e)  Reflects fees paid in connection with the U.S. Treasury's Temporary Guarantee Program for Money Market Funds. This fee had an effect of 0.03% for the year ended 2009.

See Notes to Financial Statements

				RATIO TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
MID CAP GROWTH CLASS X SHARES
2008^	$16.61	(48.06)%	$16,023	0.74	%(i)	(0.19	)%(i)	0.01%		43%
2009^	26.65	60.45	21,310	0.84	(i)	0.12	(i)	0.00	(g)	36
2010^	35.34	32.79	24,319	0.79	(i)	0.36	(i)	0.00	(g)	44
2011	32.77	(6.97)	19,186	0.81	(i)	(0.19	)(i)	0.00	(g)	33
2012	32.90	8.51	17,016	1.02	(i)	0.35	(i)	0.00	(g)	31
2013^^	37.39	14.39 (k)	17,779	0.99	(i)(l)	(0.15	)(i)(l)	0.00	(g)(l)	25	(k)
CLASS Y SHARES
2008^	16.34	(48.20)	5,469	0.99	(i)	(0.44	)(i)	0.01		43
2009^	26.15	60.04	8,267	1.09	(i)	(0.13	)(i)	0.00	(g)	36
2010^	34.64	32.47	10,828	1.04	(i)	0.11	(i)	0.00	(g)	44
2011	32.11	(7.18)	7,812	1.06	(i)	(0.44	)(i)	0.00	(g)	33
2012	32.10	8.24	6,425	1.27	(i)	0.10	(i)	0.00	(g)	31
2013^^	36.54	14.22 (k)	6,370	1.24	(i)(l)	(0.40	)(i)(l)	0.00	(g)(l)	25	(k)

(f)  If the Portfolio had borne all of its expenses that were reimbursed or waived by the Distributor, Adviser and Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
June 30, 2013
Class X	0.70%	(0.48)%
Class Y	0.95	(0.73)
December 31, 2012
Class X	0.65	(0.36)
Class Y	0.90	(0.61)
December 31, 2011
Class X	0.61	(0.37)
Class Y	0.86	(0.62)
December 31, 2010
Class X	0.59	(0.29)
Class Y	0.84	(0.54)
December 31, 2009
Class X	0.59	(0.17)
Class Y	0.84	(0.42)

(g)  Amount is less than 0.005%.

(h)  Includes dividends of less than $0.001.

(i)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(j)  Amount is less than $0.005.

(k)  Not annualized.

(l)  Annualized.

Morgan Stanley Select Dimensions Investment Series

Results of Special Shareholder Meeting (unaudited)

On May 31, 2013, a Special Meeting of Shareholders of Global Infrastructure Portfolio (the "Portfolio") was held in order to approve changing the Portfolio's fundamental investment restriction regarding industry concentration. The voting results were as follows:

Number of Shares
For	Against	Abstain
900,096	35,810	95,164

Trustees
Frank L. Bowman	Joseph J. Kearns
Michael Bozic	Michael F. Klein
Kathleen A. Dennis	Michael E. Nugent
James F. Higgins	W. Allen Reed
Dr. Manuel H. Johnson	Fergus Reid
Officers
Michael E. Nugent Chairperson of the Board
Arthur Lev President and Principal Executive Officer
Mary Ann Picciotto Chief Compliance Officer
Stefanie V. Chang Yu Vice President
Francis J. Smith Treasurer and Principal Financial Officer
Mary E. Mullin Secretary
Transfer Agent	Custodian
Boston Financial Data Services, Inc. 2000 Crown Colony Drive Quincy, Massachusetts 02169	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111
Independent Registered Public Accounting Firm	Legal Counsel
Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116	Dechert LLP 1095 Avenue of the Americas New York, New York 10036
Counsel to the Independent Trustees	Adviser
Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036
Sub-Advisers

Morgan Stanley Investment Management Limited 25 Cabot Square, Canary Wharf London, E14 4QA England
Morgan Stanley Investment Management Company 23 Church Street 16-01 Capital Square 049481 Singapore

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

#40474

SELDIMSAN
704334 EXP [08/31/14]

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
August 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
August 15, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2013